Securities and Exchange Commission

----------------------------------

Washington, D.C. 20549

Form N-1A

Registration Statement Under The Securities Act Of 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [ 34 ]

And

Registration Statement Under

The Investment Company Act Of 1940  [X]

Amendment No.  [ 37 ]

(Check Appropriate Box or Boxes.)

Upright Investments Trust

 (Exact Name of Registrant As Specified In Charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X/     immediately upon filing pursuant to paragraph (b)

/   /     on (date) pursuant to paragraph (b)

/   /     60 days after filing pursuant to paragraph (a)(1)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

PROSPECTUS AND APPLICATION

(   LOGO  )

UPRIGHT GROWTH FUND

(the “Fund”)

A Series of

Upright Investments Trust

(the “Trust”)

349 Ridgedale Ave

East Hanover NJ 07936

  (973) 533-1818

Dated

March 4, 2021

The Fund seeks long term growth of capital by investing principally in common stocks.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

THE FUND

What is the Fund’s Primary Investment Objective? 5

What are the Fund’s Fees And Expenses? 5

Shareholder Fees 5

Annual Fund Operating Expenses 5

An Example of Fund Expenses Over Time 5

Portfolio Turnover 5

What are the Fund’s Primary Investment Strategies? 6

Temporary Defensive Strategy 6

What are the Principal Risks of Investing in the Fund? 6

How Has the Fund Performed in the Past? 7

Who May Want to Invest in the Fund?

9

Investment Advisor

9

The Fund’s Portfolio Managers

9

Purchases and Sale of Fund shares

9

Tax information

9

Payments to Broker-dealers and Other Financial Intermediaries

9

Additional Information on Investment Policies and Risks 10

Financial Highlights 11

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser 13

The Fund’s Portfolio Managers

13

HOW TO BUY AND SELL SHARES

Determination of Share Price 14

Valuing Fund Assets 14

Minimum Investment Amounts 14

Opening and Adding To Your Account 15

Purchases by Mail 15

Purchases by Wire 15

Purchases through Financial Service Organizations 16

Automatic Investment Plan 16

Miscellaneous Purchase Information 16

REDEEMING YOUR SHARES

By Mail 17

Signature Guarantees 18

Redemption At The Option Of The Fund 18

Early Redemption Fees 18

DIVIDENDS AND DISTRIBUTIONS

19

TAX CONSIDERATIONS

19

GENERAL INFORMATION

19

FOR MORE INFORMATION

20

THE FUND

What is the Fund’s Primary Investment Objective?

The Fund’s investment objective is the long-term growth of capital.

What are the Fund’s Fees and Expenses?

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees:  (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases

    None

Maximum Deferred Sales Charge (Load)

None

Redemption Fee (as a percentage of amount

  Redeemed within 1 year of purchase)

    2.00%

Wire Redemption Fee

   $20.00

Annual Fund Operating Expenses:

(expenses you pay each year as a percentage of the value of your investments)

Management Fees

1.50%

Distribution (12b-1) Fees

None

Other Expenses

0.68%

Acquired Fund Fees and Expenses1                                          0.02%

         --------------

Total Annual Fund Operating Expenses

 2.20%

1Acquired Fund Fees and Expenses are the indirect costs of investing in other investment Companies.  The operating expenses in this fee table will not correlate to the expense ratio In the Fund’s financial highlights because the financial statements include only the direct Operating expenses incurred by the fund.

Example:

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year         3 Years        5 Years          10 Years

$223           $688            $1,180            $2,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.75% of the average value of its portfolio.  The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

What are the Fund’s Primary Investment Strategies?

The Fund’s adviser seeks to achieve the Fund’s investment objective by:

•

investing primarily in the common stock, preferred stock, and convertible securities of publicly-traded United States domiciled  companies

•

investing up to 25% of the Fund’s assets in securities principally traded in foreign markets;

•

investing without regard to market capitalization; and

•

investing in the securities of companies that the Fund’s adviser believes have the potential for significant long-term growth and are reasonably priced or undervalued.

When selecting investments for the Fund, the Adviser generally considers the following factors:

•

Quality of the company’s management;

•

Strength of the company’s balance sheet;

•

Projected growth rate of the company’s earnings in the future; and

•

Relevant market, economic and political environments.

The Adviser will liquidate an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both.  The Adviser may also liquidate an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy:

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds.  When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment.  It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund.  While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

The risks associated with investment include:

•

Market Risk:  A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the

Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•

Non-Diversification Risk: The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.

•

Management Risk:  The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•

Investment Style Risk:  Market performance tends to be cyclical; certain investment styles may fall in and out of favor.  If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.

•

Interest Rate Risk:  With respect to preferred stock and convertible securities and changes in interest rates can result in a decline in the market value of an investment. A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise.

•

Small Companies Risk:  The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization).  While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure.  This could increase the volatility of the Fund’s portfolio.

•

Shareholder Concentration Risk:  When a small number of shareholders account for a disproportionate share of the fund’s assets, the fund could be vulnerable to a very large redemption request from a significant shareholder who wants out.  Such redemption may increase the expense ratio of the fund.  The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

•

Foreign Securities Risk.  Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S.  Political or economic instability may also create certain risks.

•

General Risks:  Loss of money

•

•

is a risk of investment fund.  There is no guarantee that the fund will achieve its objective.  An investment in the Fund is not a complete investment program.

How Has the Fund performed in the Past?

The Bar Chart and Performance Table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund, and how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Calendar Year Total Return
120%
100%
80%
60%
40%
20%
0%
-20%
-40%
-60%
-80%
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015
2016
2017
2018
2019
2020
18.10%
-7.20%
-5.84%
-40.31%
50.97%
9.25%
3.64%
-1.80%
-0.58%
-58.56%
52.58%
10.62%
12.38%
9.28%
35.11%
13.24%
4.00%
3.72%
-17.20%
-47.93%
7.48%
108.70%

Best and Worst Quarterly Returns

                   Best

     Worst

                     2020 – 4th Quarter                                                    2018 – 4th Quarter

                             33.11%

         -29.84%

Average Annual Total Return as of December 31, 2020

Average Annual Total Return (for periods ended 12/31/20)	One Year	Five Years	Ten Years
Return Before Taxes	108.70%	-0.06%	6.91%
Return After Taxes on Distributions[1]	108.70%	-1.20%	5.93%
Return After Taxes on Distributions and Sale of Fund Shares[1]	82.83%	-0.14%	5.54%
S&P 500 Index	18.40%	15.22%	13.88%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Who May Want to Invest in the Fund?

The Fund may suitable for you if:

•

You are a long-term investor; (at least 5 years)

•

Your investment goal is capital appreciation;

•

You have no immediate financial need for the money invested in the Fund;

•

You can accept the significant short-term fluctuations in portfolio value;

•

You want to allocate some portion of your long-term investments to common stock investing and you have the financial ability to tolerate greater risk in exchange for potential long-term gains.

Investment Adviser

Upright Financial Corp. is the Fund’s investment adviser.

The Fund’s Portfolio Managers

The day-to-day investment operations of the Fund are managed by Mr. David Y.S. Chiueh, senior portfolio manager and President of the Adviser. Mr. Chiueh has been engaged in the securities business since 1990 and has managed the investment operations of the Fund since its inception in January 1999.

Purchase and Sale of Fund shares

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading.  The minimum initial investment for non-qualified account is $2000 and the minimum for additional purchases is $100.  You can arrange to take money out of your fund account any time by selling some or all of your shares.  You may redeem your shares by mailing or transmitting your requests.

Tax information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distribution in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(K) plan.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

•

Restricted and Illiquid Securities: The Fund may invest up to 15% of its assets in securities that are determined by the Adviser to be illiquid.  This means that the securities may be difficult to sell promptly at an acceptable price.  The sale of some illiquid securities and some other securities may be subject to legal restrictions.  These securities may present a greater risk of loss than other types of securities and therefore the Fund is limited as to the percentage of illiquid securities that it may hold.

•

Borrowing and Leverage: The fund may borrow up to one third of its total assets.  This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances.  These expenses will reduce the amount of any potential gains or increase any losses.

•

Reverse Repurchase Agreements: The Fund may at times borrow money by means of reverse repurchase agreements.  Reverse repurchase transactions may increase fluctuations in the Fund's net asset value.  Reverse repurchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.  The Fund will enter into reverse repurchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

•

Short Sales: The Fund may invest up to 25% of its total assets through short sale transactions.  Short selling involves borrowing securities from a broker or other institution when the Adviser anticipates the price of a security to decline. The Fund is obligated to replace the borrowed securities.  The Fund will incur losses if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  These losses can be significant and are without limit.  In addition, until the short position is closed out, the Fund also will incur transaction costs (such as dividends and interest), which reduce the Fund's return and may result in higher taxes.  Finally, there can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

•

Options: The Fund may write (sell), purchase options, or sell put and sell covered call options. An option is the right to buy or sell a security at a predetermined price for a period of time.  Options are sometimes referred to as a type of derivative instrument.  Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions.  The use of options for investment purposes increases the Fund's risk of loss.  Because options may be riskier than other types of investments, the Fund's use of options is limited to (the aggregate premium paid and received) no more than 15% of its net assets.  Covered options writing (selling) is not subject to the 15% limitation.

•  Sector Concentration: The Fund may from time-to-time concentrate its investments in a single market segment, such as the technology or medical sector.  When the Fund concentrates its investments in the technology sector, the Fund may invest in the following industries, all of which would be classified in the technology sector: computer; software; computer peripherals; data storage service; networking; semiconductors and telecommunication, etc.  Although the Investment adviser currently believes those concentrated investments by the Fund in the technology and/or medical sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk.  One of the risks of concentration in a certain market sector is that the value of such investments may fluctuate dramatically, and may be more adversely affected by market changes.

•

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.75% of the average value of its portfolio.  The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

Financial Highlights

The financial highlights information presented below is intended to help you understand the Fund’s financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns information in the table represent the rate you would have earned (or lost) on an investment in the Fund, assuming you had reinvested all dividends and distributions. The information presented in this table are for the fiscal years from 2016 to 2017 by Tait, Weller & Baker, LLP, and from 2018 to 2020 by Boyle CPA, LLC. The Fund’s audited financial statements and report of independent registered public accounting firm are included in the Fund’s Annual Report.  Copies of both reports, may be obtained without charge by contacting the Fund.  The information presented below should be read in conjunction with the Fund’s Annual and Semi-Annual Reports.

Financial Highlights
Selected data for a share outstanding throughout each year
	Years ended September 30
	2020	2019	2018	2017	2016
PER SHARE DATA
Net asset value, beginning of year	3.90	6.10	9.83	13.48	12.18

Investment operations:
Net investment loss	-0.06	-0.04	-0.05	-0.11	-0.07
Net realized and unrealized gain -loss on investments	2.13	-2.16	-3.38	1.29	2.02

Total from investment operations	2.07	-2.20	-3.43	1.40	1.95

Less distributions from net investment income	-	-	-0.30	-2.25	-0.65

Net asset value, end of period	5.97	3.90	6.10	9.83	13.48

TOTAL RETURN	53.08%	-36.07%	-37.97%	-11.50%	16.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period -thousands	14,206	9,379	14,387	16,563	10,025

Ratio of net expenses to average net assets	2.20%	2.15%	2.31%	2.40%	2.19%
Ratio of net investment income -loss to average net assets	-1.25%	-0.99%	-0.73%	-0.96%	-0.54%
Portfolio turnover rate	3.75%	3.97%	128.81%	329.36%	10.19%

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser

Upright Financial Corporation serves as investment adviser (the "Adviser") to the Fund and is responsible for selecting and managing the investments in the Fund's portfolio.  The Adviser's office is located at 349 Ridgedale Ave., East Hanover, NJ 07936. For its services, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.5% of the Fund’s daily net assets.

The Adviser also provides administrative services for the Fund, subject to the supervision and direction of the Board of Trustees of the Fund. These administrative services include furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Fund, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Fund.  For providing these services to the Fund, the Adviser receives a monthly fee calculated as follows.

The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. David Y.S. Chiueh, senior portfolio manager and President of the Adviser.  Mr. Chiueh has been engaged in the securities business since 1990 and has managed the investment operations of the Fund since its inception in January 1999.

The Fund’s Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

HOW TO BUY AND SELL SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Determination of Share Price

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”).  The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business.  The Exchange is closed on weekends, most Federal holidays and Good Friday.  NAV is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding.  Requests to purchase and sell shares are processed at the NAV next calculated after the transfer agent receives your order in proper form.

Valuing Fund Assets

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the NAV is calculated, that materially affects fair value, the adviser may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The Fund, however, may not be able to assign an accurate fair value price to securities issued by small capitalization companies, foreign securities and other thinly traded securities.  As a result, the Fund may not realize the assigned fair value price upon sale or other disposition of such securities.

Minimum Investment Amounts

The minimum initial investment for non-qualified accounts is $2,000 and the minimum for additional purchases is $100.

For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, you should telephone the Fund, at 1-440-922-0066, or write to the Fund at:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

You should consult your tax advisers about establishing a retirement plan investment.

Opening and Adding to Your Account

You can invest in the Fund by mail, wire transfer and through participating financial service professionals.  You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-440-922-0066.

Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund’s Transfer Agent.  Purchase requests received by the Transfer Agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day.  Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day.  The Fund reserves the right to refuse to accept purchase orders under circumstances or in amounts considered disadvantageous to shareholders.

Purchases by Mail

To purchase shares by mail, a check made payable to the Upright Growth Fund should be sent along with the completed account application to the Fund.  Checks should be drawn on an U.S. bank. Send your purchase order to:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Purchases by Wire

To make initial or subsequent purchases by wire, contact the Fund’s Transfer Agent, Mutual Shareholder Services, at 1-440-922-0066 to obtain an account number.  Complete and sign the application form and mail it to the Fund at the above address.  Instruct your bank to follow the instructions below when wiring your payment to the Fund:

Wire to: U.S. Bank

ABA # 042000013

Account Name:  Upright Growth Fund

Account Number:  130107148145

      FFC: Shareholder Account Number_______________

      Shareholder Name ____________________________

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent.  The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Purchases through Financial Service Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals.  Simply call your investment professional to make your purchase.  If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements.  These fees and requirements would be in addition to those imposed by the Fund.  If you are investing through a securities broker or other financial organization, please refer to its program materials for any special provisions or conditions that may be different or in addition to those described in this Prospectus.  Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemption, in a timely manner in accordance with their customer agreements and this Prospectus.

Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan (“Plan”).  The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund.  You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus.  You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan.  The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so.  The minimum initial investment under the Plan is $1,000, with minimum subsequent investments of $100.  For more information, call the Transfer Agent at 1-440-922-0066.

Miscellaneous Purchase Information

Applications will not be accepted unless they are accompanied by payment in U.S. funds.  Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings and loan association or credit union.  The Fund’s custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order before 4:00 p.m. Eastern time on any business day in accordance with the intermediary's procedures. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee. It is the responsibility of the intermediary to transmit orders promptly to the Fund’s Transfer Agent and to send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of placing the order.

The Fund discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy generally applies to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.  When the Fund detects market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity and warn the shareholder to cease the timing activity.

REDEEMING YOUR SHARES

By Mail

You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your request to:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Facsimile:  (440) 922-0110

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in “Good Order”.

“Good order” means that your redemption request must include:

1.

Your account number.

2.

The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3.

The signatures of all account owners exactly as they are registered on the account.

4.

Any required signature guarantees.

5.

Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

The Fund’s custodial bank may charge a fee for wires, returned checks and stop payments orders at prevailing rates.  IRA accounts will be charged an $8.00 annual maintenance fee.

Signature Guarantees

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

•

if you change the ownership on your account;

•

when you want the redemption proceeds sent to a different address than is registered on the account;

•

if the proceeds are to be made payable to someone other than the account's owner(s);

•

any redemption transmitted by federal wire transfer to your bank; and

•

if a change of address request has been received by the Fund or the Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account.  A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

Signature guarantees are designed to protect both you and the Fund from fraud.  To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution.  (Notaries public cannot provide signature guarantees.)  Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, "Signature Guarantee."

Redemption at the Option of the Fund

If the value of the shares in your account falls to less than $1,500, the Fund may notify you that, unless your account is increased to $1,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption.  You will have 60 days after notice to bring the account up to $1,500 before any action is taken.  This right of redemption shall not apply if the value of your account drops below $1,500 as the result of market action.  The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts.

Early Redemption Fees

Shareholders voted the approval of initiating Early Redemption Fees through proxy voting.  The fund will impose an Early Redemption Fee when the fund is redeemed in less than one year after the purchase. The rate of the Early Redemption Fees is 2% of the total assets redeemed. It becomes effective after January 28, 2012.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income.  Net investment income will be distributed at least annually.  The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund.  You may change the manner in which your dividends are paid at any time by writing or calling the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time that shares in the Fund have been held.  Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance.  The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

To obtain a free copy of these documents or to make shareholder inquiries about the Fund, please call collect at 1-973-533-1818.  As of the date of this prospectus, the Fund did not have an Internet Website.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-942-8090 for room hours and operation.  You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

•

Investment Company Act File No. 811-08723 .

UPRIGHT GROWTH FUND

STATEMENT OF ADDITIONAL INFORMATION

March 4, 20201

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's Prospectus dated March 4, 2021, which may be obtained by writing the Fund at Upright Growth Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or calling the Fund at 1-440-922-0066.  The Fund is a portfolio of Upright Investments Trust.

TABLE OF CONTENTS              PAGE

Investment Policies and Limitations…………………………….………….....….…..…21

Portfolio Transactions and Brokerage………………….…………………...…………...….29

Management of the Fund…………………………….………………………………....…31

Trustees and Officers……………..……………………………………….……………….31

Committees……………………...………………………………………  …………………….32

Code of Ethics………………….…………………… …………………………………...……...34

Investment Advisory and Administration Agreements……………………………..….34

Principal Security Holders and Control Person…………………………...........…………39

Disclosure of Portfolio Holdings………………………………………..…………………..39

Taxes and Distributions………………………………………………………………..….41

Description of the Trust…………………………………………............................………..42

Investment Adviser and Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. Rivercenter Drive

Milwaukee, WI 53212

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

Fundamental Policies.  The Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund.  The other investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by a vote of a majority of the Trustees of the Fund.  The following are the fund's fundamental investment limitations set forth in their entirety.  The Fund may not:

(1) with respect to 50% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and the securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% or the outstanding voting securities of that issuer;

(2) Issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) Borrow in amounts exceeding 33 1/3% of its total assets at the time of borrowing;

(4) Underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) Invest more than 50% of its total assets in securities of companies principally engaged in any one industry, (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) Purchase or sell commodities or commodities futures contracts; and

(8) Lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements.  The Fund will not lend securities if such a loan would cause more than 33 1/3% of the value of its total net assets to then be subject to such loans.

Non-Fundamental Policies.  The following are non-fundamental investment limitations and therefore, may be changed by the Board of Trustees, without a shareholder vote.

The Fund may not:

(1) Invest more than 10% of its total assets in warrants to purchase common stock, provided that warrants are acquired in units or attached;

(2) Invest in companies for the purpose of exercising control or management;

(3) Invest more than 15% of its net assets in illiquid securities;

(4) Invest in oil, gas or other mineral exploration or development programs or leases;

(5) Purchase the securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940;

(6) Invest more than 25% of its net assets in foreign securities that are not traded on U.S. exchanges;

(7) Purchase and sell a call option or a put option if the aggregate premium paid and received for all call and put options then held exceeds 15% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to this 15% limitation; and

(8) Make short sales of securities in an aggregate amount greater than 25% of net assets.  The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 3% of the securities of any class of the issuer.  Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 25% limitation.

Investment Company Securities.  The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund's investment objectives.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Portfolio’s own operations.

Under the 1940 Act, a Fund may not acquire shares of another investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the "3% Limitation"). Accordingly, the Fund Portfolio is subject to the 3% Limitation unless (i) the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the Fund takes appropriate steps to comply with any conditions in such order.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

Equity Securities.  The Fund can invest in any equity security.  Equity securities consist of common stock, convertible preferred stock, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.   Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser.  As a result, the return and net asset value of the Fund will fluctuate.  Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Warrants.  The Fund may invest up to 10% of its assets in warrants.  A warrant is an option to purchase, within a specified time period, a stated number of shares of common stock at a specified price.  Warrants permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which these warrants relate.  Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price.  The Fund may lose money if the price of the security declines or if the warrant expires before it is exercised.

Convertible Securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases.  A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

American Depositary Receipts. ("ADRs") are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuers’ home country.  The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities.  ADRs are not subject to the 25% limitation on purchases of foreign securities.

Firm Commitment Agreements.  The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date.  The Fund will not enter into such agreements for the purpose of investment leverage.  Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase.  Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the fund to purchase the security at a price above the current market price on the date of delivery and payment.  During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government Securities, cash or cash equivalents or other high-grade liquid securities having an aggregate current value sufficient to make payment for the securities.

Leveraging.  Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of the Fund's borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

Option Transactions.  The Fund may invest in option transactions involving individual securities and market indices.  And when it writes options, it may do so on a “covered” or an “uncovered” basis.  An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices.  The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security.  The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment.  A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option.  Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily).  When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

The principal reason for the Fund to write a put would be to earn the premium income.  The put option writer has the potential to gain a profit as long as the price of the underlying security remains above the exercise price, however, in return for receipt of the premium, the Fund has assumed the obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period.  If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability.  The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly.  However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.  When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.  When the Fund sells (writes) an option, the risk can be substantially greater than when the Fund buys an option.  When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price.  When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

Preferred Stock.   Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy.  However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock.  “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.  “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days.  The dividend rate on auction rate preferred stock usually is subject to a maximum rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.  Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Reverse Repurchase Transactions.  The Fund may enter into reverse repurchase transactions.  In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price.  The repurchase price generally is equal to the original sales price plus interest.  The Fund retains record ownership of the securities and the right to receive interest and principal payments.  The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.  Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage.  Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.  The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

Reverse repurchase transactions are considered by the SEC to be borrowings by a Fund under the 1940 Act.  At the time the Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest).  The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund's commitments to repurchase securities.

Sector Concentration.  The Fund may from time to time concentrate its investments in one single market segment like the technology or medical sectors. The Fund has adopted a fundamental investment restriction, which prohibits the Fund from investing more than 25% of its total assets, in securities of companies in any one industry. The technology sector may include various industries, such as computer; software; semiconductor; telecommunication; networking; internet; data storage service and computer peripherals. Although the Investment Adviser currently believes that investment by the Fund in certain technology, medical, and biotechnology sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase the Fund’s risk and will make the Fund more volatile.

Short Sales.  The Fund may seek to realize additional gains or hedge investments by selling a security short.  A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security.  To complete the short sale, the Fund must arrange through a broker to borrow the security in order to deliver it to the buyer.  The Fund is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender.  The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan.  To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold.  Until the short position is closed out, the Fund also will incur transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases.  The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security.  Until the Fund closes the short position, the Fund also must maintain a segregated account with its custodian consisting of cash or other high-grade liquid securities in an amount at least equal to (i) the greater of the current market value of the security sold short or the market value of the security at the time it was sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale).  The assets in the segregated account are marked to market daily.  The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the price of the security declines between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Fund may be required to pay in connection with the short sale.   There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

In addition to the risks described above, there is the risk that the Fund may not be able to engage in short sales under SEC regulations.  Under current SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick", "plus tick" or "zero plus tick", except as otherwise permitted.  A security is trading at an "uptick" or "plus tick" if the last sale price for the security was at a higher price than the sale preceding it.  A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.

Foreign Securities.  The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations.  This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (Eurodollar denominated obligations issued by foreign companies and traded on foreign markets).

Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers.  Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter American Development Bank.  In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers).  An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.  In addition, there may be less information publicly available about a foreign company than about an U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The amended Advisory Agreement between the Fund and the Adviser requires that the Adviser, in executing portfolio transactions and selecting brokers and dealers, seek the best overall terms available.  In this regard, the Adviser will seek the most favorable price (including the applicable brokerage commission or dealer spread), and execution for the transaction given the size and risk involved.  In placing executions and paying brokerage commissions or dealer mark-ups or other transaction costs, the Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, assistance with the placement of sales for the Fund and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff.  Under the Advisory Agreement, the Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services.

The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised.  In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained.  The advisory fee paid to the Adviser would not be reduced by reason of its receipt of such brokerage and research services.  To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio transactions the Adviser may be relieved of expenses which it might otherwise bear.  In addition, the Adviser may use such research in servicing its other fiduciary accounts and not all services received may be used by the Adviser in connection with its services to the Fund.  However, the Fund may also benefit from research services received by the Adviser in connection with transactions effected on behalf of other fiduciary accounts.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution.  In such event, the allocation will be made by the Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund.  In some instances, this procedure could adversely affect the Fund but the Adviser deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Fund paid brokerage commissions of $1,160, $420, $590, $36,004, $32,337, $151 in the fiscal years ended September 30, 2014, 2015, 2016, 2017, 2018, and 2019 respectively.

MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below.  Trustees that have an asterisk before their names are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The Board of Trustees provide high level governance of the Fund’s activities as well as the administrative compliance.  The Board holds two meetings per year.  When necessary, the Board may conduct special meetings or informal conference calls to discuss special situations that may require action prior to the next regular meeting.

The Board regularly reviews the following: 1) overall Fund performance, 2) internal controls per compliance guidelines, 3) renewal or engaging contracts, but not limited to, of Advisor, Independent Auditor, Fund’s insurance, etc…4) audit results and the associated remediation

Currently, the Board consists of four members: David Chiueh, Alice Chen, Chao Cho Yeh, and Evelyn Kung.  David Chiueh is an “interested person” as defined in the Investment Company Act of 1940.  The other three members are independent trustees.

The Trust does not have a "lead" independent trustee. The interested Chairman together  with an independent Audit Committee act as a team to provide the Board the necessary expertise to oversee the Trust, identify risks, address shareholder concerns and needs. Due to the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

The risks mutual funds face include investment risk, compliance risk and valuation risk. The  Board monitors and tracks risk by: receiving and reviewing quarterly reports related to the performance and operations of the Fund; periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; meeting with representatives of key service providers, including the Fund's investment adviser, administrator, and the independent registered public accounting firm, to discuss the activities of the Fund; The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave. East Hanover, New Jersey 07936 Year of Birth 1962	Trustee	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp., New Jersey	3	Alice N Chen Bing B Chen JTWROS
Chao Cho Yeh 349 Ridgedale Ave. East Hanover, New Jersey 07936 Year of Birth 1962	Trustee	Since September 2018/ Indefinite	President, Eunice Industry Corp., City of Industry, CA	3	N/A
Evelyn Kung 349 Ridgedale Ave. East Hanover, New Jersey 07936 Year of Birth 1957	Trustee	Since September 2018/ Indefinite	Active CPA Practitioner in New Jersey	3	N/A

COMMITTEES

The Board of Trustees may establish various committees to facilitate the timely and efficient consideration of matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee, an Audit Committee.

The Audit Committee is composed of both the Independent Trustees. The Audit Committee meets once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee is generally responsible for overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process. Selecting and recommending to the full board of trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors.

Interested Trustee

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Y.S. Chiueh 349 Ridgedale Ave. East Hanover, NJ 07936 Year of Birth: 1957	Trustee, Chairman of the Board and Chief Executive Officer since 1998, Chief Financial Officer	Since March 1998	Chief Executive Officer, Upright Financial Corporation (1990 to present) President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	3	Trustee of Better World Fund (Non-Profit Organization)

As of December 31, 2020, the Trustees owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities In Trust
David Y.S. Chiueh	Less than $2,000,000	Less than $2,000,000
Chao Cho Yeh	Less than $2,000,000	Less than $2,000,000
Alice Chen	Less than $100,000	Less than $100,000

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates.  It is anticipated that the Trustees of the Fund who are not "interested persons" of the Fund will receive compensation in the amount of $400.00 per meeting attended.

The following table sets forth the compensation of each current Trustee of the Fund for his or her services for the year end December 31, 2020.

Name	Aggregate compensation from the Fund	Pension or Retirement Benefits	Estimated Annual Benefits Upon Retirement From the Fund	Total Compensation From the Fund
David Chiueh	$0	$0	$0	$0
Alice Chen	$400	$0	$0	$400
Chao Cho Yeh	$400	$0	$0	$400
Evelyn Kung	$400	$0	$0	$400

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the Investment Company Act of 1940 and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund and the Adviser are subject to the Code of Ethics when investing in securities that may be purchased, sold or held by the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Upright Financial Corporation serves as the Fund's investment adviser and as the Fund's Administrator.  In addition to the services described in the Fund's prospectus, the Adviser and/or the Administrator will compensate all personnel, Officers and Trustees of the Fund if such persons are employees of the Adviser or are its affiliates.

Under the Advisory Agreement, Upright Financial Corporation will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Chiueh will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Fund, the Adviser must, among other requirements, (i) render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, or employees of the Adviser. The Adviser has paid the initial organizational costs of the Fund.

Proportionally, the board adjusted the fees paid to the Adviser and the Administration, without changing the total fee percentage of 2.20%. For the services provided to the Fund by the Advisor, the Fund pays the Advisor a monthly fee at a rate equal to an annual fee of 1.50% of the Fund's daily net assets, starting from October 1, 2014.   This is an appropriate adjustment, as the Advisor role requires decision-making skills and responsibilities for the fund. For the fiscal years ending September 30, 2016, 2017, 2018, 2019 and 2020 the Fund paid advisory fees of  $142,245, $178,430, $240,427, $160,568, and $178,367, respectively.

The Board of Trustees of the Fund, including a majority of the Trustees who were not "interested persons" of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Independent Trustee"), originally approved the Advisory Agreement on October 1, 2000.  The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned.  The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereafter in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereafter.

Under the Administration Agreement, Upright Financial Corporation renders all administrative and supervisory services to the Fund. Upright Financial Corporation oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. Upright Financial Corporation also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. Upright Financial Corporation is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. Upright Financial Corporation has delegated some of its administrative and other responsibilities such as Transfer Agent to Mutual Shareholder Service, LLC ("MSS") and is responsible for paying all fees and expenses of MSS.

Under the Administration Agreement, Upright Financial Corporation assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary or non-recurring expenses. The Fund may also pay expenses it is authorized to pay pursuant to Rule 12b-1 under the Act (none are authorized at present).

For the administrative services and facilities provided to the Fund, the Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets starting from October 1, 2014 for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.  For the fiscal years ending September 30, 2016, 2017, 2018, 2019 and 2020, the Fund paid administrative fee of $42,640, $52,508, $69,107, $47,715, and $52,536, respectively. Upright Growth Fund remains its position of giving its administrative tasks to Upright Financial Corporation, a constant provider of administration services during both economically good and bad times. The fees UFC charges are comparably lower than those of similar service providers.

The Adviser may act as an investment adviser and administrator to other persons, corporations (including investment companies), and may have numerous advisory clients besides the Fund.

Approval of Investment Advisory Contract.  At a meeting held on June 21, 2019, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement:

Fund and Adviser Performance.  The Board considered short-term and long-term investment performance for Fund, reviewed the performance returns of Fund as compared with various benchmarks for different time periods and the S&P 500 Index. The Board took into consideration that the current market trend does not favor the Fund’s strategy.  The Board also noted the Fund's historical low portfolio turnover rate and its high tax efficiency ranking.  Based on this review, the Board concluded that the current and historical performance of the Fund, as managed by the Investment Adviser, was satisfactory.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from October 1, 2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Portfolio Manager Information

Mr. David Chiueh is the portfolio manager responsible for the day-to-day management of the Fund.  As of December 31, 2019, Mr. Chiueh was responsible for the management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	2	$32,939,337	0	$0
Other Pooled Investment Vehicles	1	$7,374,062	0	$0
Other Accounts	43	$34,878,672	7	$21,957,122

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts.  Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby Mr. Chiueh could favor one account over another.  This conflict is exacerbated if Mr. Chiueh receives a performance fee with respect to the other account (see below).  Further, a potential conflict could include Mr. Chiueh's knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that Mr. Chiueh is favoring one investment vehicle over another.

Mr. Chiueh's compensation from the Adviser is not fixed.  Because he owns 100% of the Adviser, Mr. Chiueh's compensation is based upon the Adviser's net profitability.  Thus, Mr. Chiueh participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.

The Fund pays a fixed management fee of 1.5% of the Fund's average daily net assets.  While other clients might pay performance fees to Upright Financial Corporation according to contractual policies, Upright Growth Fund does not pay performance fees to UFC.

The following table shows the dollar range of equity securities beneficially owned by Mr. Chiueh in the Fund as of December 31, 2020.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
David Y.S. Chiueh	Between $1.5M and $1.6M

PRINCIPAL SECURITY HOLDERS AND CONTROL PERSON

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of December 31, 2020, the following persons owned of record 5% or more of the shares of the Funds:

Name & Address	Type of Ownership	Percentage
Charles Schwab & Co. Inc San Francisco , CA	Record	30.48%
Y H East Hanover, NJ	Record	17.56%
A C Retirement Trust Scotch Plains, NJ	Record	9.06%
C Y Retirement Trust Morris Plains, NJ	Record	7.98%
Y Chiueh East Hanover, NJ	Record	6.00%

Management Ownership

As of December 31, 2020, all officers and trustees as a group owned 14.60% of the outstanding shares of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents are the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.  This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Additionally, the Fund has an ongoing arrangement to release portfolio holdings to Lipper Analytical Services, Inc. in order for Lipper to assign a rating or ranking to the Fund.  In those instances, portfolio holdings will be supplied no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-Q with the SEC.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review the arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

TAXES AND DISTRIBUTIONS

The following is a general summary of certain U.S. federal income tax consequences for U.S. shareholders who hold their shares as capital assets.  Each investor should consult a tax advisor regarding the effect of federal, state and local taxes on an investment in the Fund.

Taxation of the Fund.  The Fund has qualified and continues to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code").  To qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

If the Fund qualifies as a regulated investment company and distributes at least 98% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed.  However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation of the Shareholder.  Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received.  However, dividends declared in October, November and December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares.  Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution.  The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  If a shareholder receives a distribution taxable as long-term capital gain and redeems shares which he has not held for more than six months, any loss on the redemption (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain previously recognized.

Dividends.  A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends.  Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%.  The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.  A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation.  Gains/losses attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase/decrease dividend distributions.  Short-term capital gains are distributed as dividend income.  The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

For taxable years beginning on or before December 31, 2017, the Fund may designate certain dividend distributions to shareholders as "qualified dividend income" taxable at a maximum U.S. federal income tax rate of 15%.  Individual shareholders that satisfy certain minimum holding period requirements may be eligible to treat a portion of the Fund's ordinary income dividends as "qualified dividend income," to the extent properly designated as such by the Fund.

Capital Gain Distributions.  Long-term capital gains earned by the Fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares.  If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.  Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

DESCRIPTION OF THE TRUST

Organization.   Upright Growth Fund is a non-diversified series of Upright Investments Trust, an open-end management investment company registered under the Investment Company Act  of 1940 (the “1940 Act”).  The Trust was organized as a Delaware business trust on March 4, 1998.  The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets.

Voting Rights.  The Fund's capital consists of shares of beneficial interest.  As a shareholder, you receive one vote for whole share that you own and a proportionate fractional vote for each fractional share.  There is no cumulative voting on the election of Trustees.  The shares have no preemptive or conversion rights; the voting and dividend rights and the rights of redemption are described in the Prospectus.  Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above.  Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust including for the purpose of voting on the removal of one or more Trustees.

Custodian.  U.S. Bank N.A., 1555 N. Rivercenter Drive, Milwaukee, Wisconsin 53212, is custodian of the Fund's investments.  The custodian acts as the Fund's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant.  Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, acts as the Fund's transfer agent.  MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.

Independent Registered Public Accounting Firm.  Boyle CPA, LLC, 361 Hopedale Drive SE, Bayville, NJ 08721 serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements of the Fund.

Financial Statements.  The Fund's financial statements and independent auditors’ report required to be included in this Statement of Additional Information, are incorporated herein by reference to the Trust's Annual report to shareholders for each fiscal year dated September 30 and the Semi-Annual report to shareholders dated March 31. You can obtain copies of the annual and semi-annual reports without charge by writing to the Fund or calling the Fund collect at 1-973-533-1818.

Proxy Voting Policies and Procedures.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures stated below.

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.

The Adviser’s proxy voting policies and procedures generally provide that the Adviser will monitor corporate events and vote proxies in a manner consistent with the best interests of Fund shareholders.  The Adviser will generally vote with management on routine matters such as approval of auditors and re-election of directors and has adopted proxy voting guidelines that may be employed when considering how to vote on certain non-routine matters such as stock options, mergers and acquisitions and authorization of new shares of stock.  The Fund’s proxy voting policies are summarized below.

●

Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little or no discretion on the Adviser’s part;

●

Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

The adviser will pay particular attention to the following areas.

●

Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders;

●

The management and board of directors share goals and mutual interest in the benefit of the company's shareholders;

Proxy Voting Record.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling collect, 1-973-533-1818, or by accessing the SEC's website at www.sec.gov.  In addition, a copy of the Funds' proxy voting policies and procedures are also available by calling collect 1-973-533-1818 and a copy will be sent within three business days of receipt of a request.

Upright Investments Trust

Part C.   OTHER INFORMATION

Item 23.  Exhibits

(a)

Declaration of Trust dated March 4, 1998 is incorporated by reference to Exhibit (b)(1) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(b)

Bylaws dated March 4, 1998 are incorporated by reference to Exhibit (b)(2) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(c)

Instruments Defining Rights of Security Holders - None, other than Declaration of Trust.

(d)

Advisory Agreement dated as of February 9, 2000 between the Registrant and Upright Financial Corporation is incorporated by reference to Exhibit 23(d) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 6, 2000.

(e)

Underwriting Agreement  - None

(f)

Bonus or Profit Sharing Contracts - None

(g)

Custody Servicing Agreement dated as of March 30, 2004 between the Registrant and US Bank is incorporated by reference to Exhibit 23(g) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

(h)

Other Material Contracts – None.

(i)

Opinion and Consent of Counsel is incorporated by reference to Exhibit (b)(6) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 1998.

(j)

Consent of Boyle CPA, LLC, is filed herewith.

(k)

Omitted Financial Statements - None

(l)

Investment Letter of Initial Shareholder is incorporated by reference to Exhibit (b)(8) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 1998.

(m)

Rule 12b-1 Plan - None

(n)

Rule 18f-3 Plan - None

(o)

Reserved

(p)

Code of Ethics for Upright Investments Trust and Upright Financial Corporation is incorporated by reference to Exhibit 23(p) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

None (unless David Chiueh owns 25% or more of the Fund)

Item 25.  Indemnification.

Under section  3817(a) of the Delaware  Business Trust Act, a Delaware business  trust  has the  power to  indemnify  and hold  harmless  any trustee, beneficial owner or other person from and against any and all claims and demands  whatsoever.

Section 8.2 of the Declaration of Trust filed herein provides for indemnification of the  Registrant's trustees and officers under certain circumstances.

Insofar as indemnification for liability arising under the Act may be permitted to  trustees,  officers  and  controlling  persons of the  Registrant pursuant to the foregoing  provisions,  or otherwise,  the  Registrant  has been advised  that in the opinion of the  Securities  and  Exchange  Commission  such indemnification  is  against  public  policy  as  expressed  in the  Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or  controlling  person of the  Registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such trustee,  officer or controlling  person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

All of the information required by this item is set forth in the Form ADV, as amended, of Upright Financial Corporation (File No.  801-38340). The following sections of Form ADV are incorporated herein by reference:

         (a)  Items 1 and 2 of Part II

         (b)  Section 6, Business Background, of each Schedule D.

Item 27.  Principal Underwriter

None

Item 28.  Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 are maintained at the office of the Registrant and the Administrator at 349 Ridgedale Ave., East Hanover, NJ 07936, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank, 1555 N. Rivercenter Drive, Milwaukee, WI 53212.  All books and records required are to be maintained by the Transfer Agent and are held at Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Item 29.  Management Services

None

Item 30.  Undertakings.

Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors. Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover and the state of New Jersey on March 4, 2021.

Upright Investments Trust

By:  /s/ David Y.S. Chiueh

David Y.S. Chiueh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Date
/s/ David Y.S. Chiueh March 4, 2021
President, CFO and Trustee
/s/ Alice Chen March 4, 2021
Trustee
/s/ Chao Cho Yeh March 4, 2021
Trustee
/s/ Evelyn Kung March 4, 2021
Trustee

44

Securities and Exchange Commission

----------------------------------

Washington, D.C. 20549

Form N-1A

Registration Statement Under The Securities Act Of 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [ 34 ]

And

Registration Statement Under

The Investment Company Act of 1940  [X]

Amendment No.  [ 37 ]

(Check Appropriate Box or Boxes.)

Upright Investments Trust

 (Exact Name of Registrant As Specified In Charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X/     immediately upon filing pursuant to paragraph (b)

/   /     on (date) pursuant to paragraph (b)

/   /     60 days after filing pursuant to paragraph (a)(1)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

1

PROSPECTUS

(   LOGO  )

UPRIGHT ASSETS ALLOCATION PLUS FUND

 (the “Fund”)

A Series of

Upright Investments Trust

(the “Trust”)

349 Ridgedale Avenue

East Hanover, NJ 07936

  (973) 533-1818

Dated

March 4, 2021

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

2

THE FUND

What is the Fund’s Primary Investment Objective? 6

What are the Fund’s Fees and Expenses?  6

Shareholder Fees 6

Annual Fund Operating Expenses 6

An Example of Fund Expenses Over Time 6

Portfolio Turnover 7

What are the Fund’s Principal Investment Strategies? 7

The Principal Investment Selection Process 8

Temporary Defensive Strategy 8

What are the Principal Risks of Investing in the Fund? 9

How Has the Fund Performed in the Past? 13

Who May Want to Invest in the Fund?

13

Investment Adviser

14

The Fund’s Portfolio Manager

14

Purchases and Sale of Fund shares

14

Tax information

14

Payments to Broker-dealers and Other Financial Intermediaries

14

Additional Information on Investment Policies and Risks 15

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser 17

The Fund’s Portfolio Manager

18

HOW TO BUY AND SELL SHARES

Determination of Share Price 18

Valuing Fund Assets 18

Minimum Investment Amounts 19

Opening and Adding To Your Account 19

Purchases by Mail 20

Purchases by Wire 20

Purchases through Financial Service Organizations 20

Automatic Investment Plan 21

Miscellaneous Purchase Information 21

REDEEMING YOUR SHARES

By Mail 22

Signature Guarantees 22

Redemption at The Option Of The Fund 23

Early Redemption Fees 23

DIVIDENDS AND DISTRIBUTIONS

24

TAX CONSIDERATIONS

24

GENERAL INFORMATION

25

FINANCIAL HIGHLIGHTS

25

FOR MORE INFORMATION

27

3

THE FUND

What is the Fund’s Primary Investment Objective?

The Fund’s investment objective is to seek total return.

What are the Fund’s Fees and Expenses?

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees:  (fees paid directly from your investment)

Maximum Sales Charge (Load)

      Imposed on Purchases

None

Maximum Deferred Sales Charge (Load)

None

Redemption Fee (as a percentage of amount

  Redeemed within 1 year of purchase)

 2.00%

Annual Fund Operating Expenses:

(expenses you pay each year as a percentage of the value of your investments)

Management Fees

1.30%

Distribution (12b-1) Fees

None

Other Expenses

                        1.46%

Acquired Fund Fees and Expenses1

 0.13%

--------------------------------

Total Annual Operating Expenses

2.89%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The

Operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights

Because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year         3 Years       5 Years       10 Years

$292            $895          $1,523           $3,214

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on

4

market conditions. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.03% of the average value of its portfolio.

What are the Fund’s Principal Investment Strategies?

The Fund invests primarily in a portfolio of securities and other investments of issuers across a broad range of countries and asset categories.  These global assets fall under five general categories which are: Equity Securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalents such as money market funds.

•

The Fund’s adviser will invest in two major portfolio components representing two kinds of management styles:

1.

Core Assets Allocation

Invest 50-90% of assets in this portfolio that involves setting up an asset mix within the five general categories for long-term appreciation.  Periodic adjustments will be made based on market conditions.

2.

Dynamic Assets Allocation

Invest 10-40% of assets in this portfolio involves frequent adjustments to respond to changes in market conditions.  The asset mix in this portfolio also contains the global assets under the five general categories.  Some strategies include actively looking for short- and intermediate-term undervalued and overvalued assets, moving between asset classes to take advantage of market inefficiencies and sometime overreaction to market conditions; rebalancing portfolio in order to bring the asset mix back to the Fund’s long-term target.  These strategies would be carried out based on the Fund adviser’s judgment of relative fundamental values, the attractiveness of investment opportunities within each asset category, macroeconomic trends, and expected future returns of other investment opportunities.

•

An alternative investment strategy, which will invest 10-30% of assets in this portfolio when the Adviser deems the economic and market conditions are suitable for such, usually when there is an economic downturn, or when there is fundamental deterioration in the underlying securities.  Alternative investments typically have a low correlation with those of standard asset classes, which makes them suitable for portfolio diversification. This is a separate strategy where the Fund may use ETFs that track or do not track an index, and buying and writing derivatives, such as options trading*, futures contracts, forward currency contracts and swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps), both for hedging purposes and to seek investment returns consistent with the Fund’s investment objective.  The Fund will segregate assets with notional amounts sufficient to cover the full obligation of the credit default swaps.

*Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 15% of its net assets  (less the amount by which any such positions are in-the-money).  Covered options writing (selling) is not subject to the 15% limitation.

5

•

Investing will be carried out without regard to market capitalization, or whether the security is domestic or foreign under the five general categories stated above.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment objective.

The Principal Investment Selection Process

When selecting investments for the Fund, the Adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

•

Quality of the company’s management;

•

Strength of the company’s balance sheet;

•

Projected growth rate of the company’s earnings in the future; and

•

Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as SEC filings, company annual report, securities information databases, investment publications, general and business publications, brokerage firm research reports, and other media information sources. The Adviser will sell an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both.  The Adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy:

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds.  When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment.  It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund.  While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

The risks associated with investment include:

•

Market Risk:  A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

6

•

Management Risk:  The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•

Investment Style Risk:  Market performance tends to be cyclical; certain investment styles may fall in and out of favor.  If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.  There is no guarantee that the Fund’s investment objective will be achieved.

•

Asset Allocation Risk: If a Fund’s strategy for allocating assets among different asset classes and investments does not work as intended, dynamic asset allocation could underperform market averages, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

•

Equity Risk: The risk that the price of equity or equity related securities, such as subscription rights or warrants, may decline due to changes in a company's financial condition and overall market and economic conditions.

•

Risks of Fixed Income Securities: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o

Interest rate risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise.  The US Federal Reserve Bank (“The Fed”) recently raised the federal funds rate and equivalent rates as economic conditions appear to improve.  A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o

Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.

o

Inflation risk: also called purchasing power risk, is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.

o

Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•

Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time.  Options are sometimes referred to as a type of derivative instrument.  Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions.  The use of options for investment purposes increases the Fund's risk of loss.

•

Risk of Exchange Traded Funds (ETFs): An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.

7

•

High Yield Investments Risk: High yield investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad.

•

Small Companies Risk:  The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization).  While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure.  This could increase the volatility of the Fund’s portfolio.

•

Foreign Securities Risk.  Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S.  Political, social and economic instability,   war, expropriation and nationalization may also create certain risks.

•

Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•

General Risks: Loss of money is a risk of investment fund. There is no guarantee that the fund will achieve its objective. An investment in the Fund is not a complete investment program.

•

Swaps: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

o

Credit Default Swaps Risk:  A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

8

o

Interest Rate Swaps Risk:  In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

o

Total Return Swaps Risk:  In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

•

Futures Risks: Futures may be more volatile than direct investments in the securities underlying the futures, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures had not been used. Futures are also subject to the risk that the other party to the transaction may default on its obligation.

•

Forward Currency Contracts Risk: A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow a Fund to establish a fixed rate of exchange for a future point in time. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. A Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor’s tax liability.

•

Borrowing and Leverage: The Fund may borrow up to one third of its total assets.  This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances.  These expenses will reduce the amount of any potential gains or increase any losses.

•

Hedging Risk:  Hedging is a strategy in which a Fund uses a derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those

9

of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Performance History

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table below show the variability of the returns of the Fund.

UPAAX Yearly Returns
2017
2018
2019
2020
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-0.50%
-26.93%
0.14%
44.51%

Best and Worst Quarterly Returns

Best	Worst
2020 - 4th Quarter 33.72%	2018 - 1st Quarter -19.40%

Average Annual Total Return as of December 31, 2020

Average Annual Total Return (for period ended 12/31/2020)	One Year	Since Inception
Return Before Taxes	44.51%	1.58%
Return After Taxes on Distributions	44.23%	1.52%
Return After Taxes on Distributions and Sale of Fund Shares	33.80%	1.19%
S&P 500 Index	18.40%	10.93%

10

Who May Want to Invest in the Fund?

The Fund may be suitable for you if:

•

You are a long-term investor; (at least 5 years)

•

Your investment goal is capital appreciation with income;

•

You have no immediate financial need for the money invested in the Fund;

•

You can accept the significant short-term fluctuations in portfolio value;

•

You have the financial ability to tolerate greater risk in exchange for potential long-term gains by investing in the five categories: Equity securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalent such as money market funds.

Investment Adviser

Upright Financial Corp. is the Fund’s investment adviser.

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. David Y.S. Chiueh, senior portfolio manager and President of the Adviser.  He has been engaged in the securities business since 1990.  Mr. Chiueh has been the manager of the fund since its inception in June 2017.

Purchase and Sale of Fund shares

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading.  The minimum initial investment for both qualified and non-qualified account is $2,000 and the minimum for additional purchases is $100.  You can arrange to take money out of your fund account any time by selling some or all of your shares.  You may redeem your shares by mailing or transmitting your requests.

Tax information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distribution in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(K) plan.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another

11

investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

•

Option Transactions:  The Fund may invest in option transactions involving individual securities and market indices.  An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices.  The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security.  The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment.  A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option.  Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be “covered,” or “uncovered.”   Covered or secured options means that the Fund will own the underlying security, while “uncovered” or naked options means that the Fund does not own the underlying security.  To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.  When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

The principal reason for the Fund to write a put would be to earn the premium income.  The put option writer has the potential to gain a profit as long as the price of the underlying security remains above the exercise price, however, in return for receipt of the premium, the Fund has assumed the obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period.  If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability.  The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly.  However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.  When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.  When the Fund writes a

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covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price.  When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

•

Exchange Traded Funds (“ETFs”): An ETF, whether tracking or not tracking an index, may trade at a price that is lower than its NAV. When the ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; some ETFs have smaller volume which creates higher bid-ask spreads; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

•

High Yield Securities Risk: High yield investments rated below investment grade (also referred to as “junk bonds”) are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities and may decline significantly in periods of general economic difficulty. When the Fund invests in "junk bonds," it may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

•

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s current portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”). A schedule of the top ten portfolio holdings of the Fund as they existed at the end of a given calendar quarter is generally posted on the report of N-Q at www.sec.gov.com within approximately 60 days after the end of that quarter.

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser

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Upright Financial Corporation serves as investment adviser (the "Adviser") to the Fund and is responsible for selecting and managing the investments in the Fund's portfolio.  The Adviser's office is located at 349 Ridgedale Ave., East Hanover, NJ 07936. For its services, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.30% of the Fund’s daily net assets.

A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement between the Trust and Upright Financial Corp. will be available in the Fund's annual report to shareholders for the period ending September 30, 2020.

The Adviser also provides administrative services for the Fund, subject to the supervision and direction of the Board of Trustees of the Fund. These administrative services include furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Fund, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Fund.  For providing these services to the Fund, the Adviser receives a monthly fee calculated as follows:

The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. David Y.S. Chiueh, senior portfolio manager and President of the Adviser.  Mr. Chiueh has been engaged in the securities business since 1990 and has been the manager of the Fund since its inception in June 2017.

The Fund’s Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

HOW TO BUY AND SELL SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

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Determination of Share Price

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”).  The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business.  The Exchange is closed on weekends, most Federal holidays and Good Friday.  NAV is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding.  Requests to purchase and sell shares are processed at the NAV next calculated after the transfer agent receives your order in proper form.

Valuing Fund Assets

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the NAV is calculated, that materially affects fair value, the adviser may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The Fund, however, may not be able to assign an accurate fair value price to securities issued by small capitalization companies, foreign securities and other thinly traded securities.  As a result, the Fund may not realize the assigned fair value price upon sale or other disposition of such securities.

Minimum Investment Amounts

The minimum initial investment for non-qualified accounts is $2,000 and the minimum for additional purchases is $100.

For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, you should telephone the Fund, at 1-440-922-0066, or write to the Fund at:

Upright Assets Allocation Plus Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

You should consult your tax advisers about establishing a retirement plan investment.

Opening and Adding to Your Account

You can invest in the Fund by mail, wire transfer and through participating financial service professionals.  You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-440-922-0066.

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Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund’s Transfer Agent.  Purchase requests received by the Transfer Agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day.  Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day.  The Fund reserves the right to refuse to accept purchase orders under circumstances or in amounts considered disadvantageous to shareholders.

Purchases by Mail

To purchase shares by mail, a check made payable to the Upright Assets Allocation Plus Fund should be sent along with the completed account application to the Fund.  Checks should be drawn on an U.S. bank. Send your purchase order to:

Upright Assets Allocation Plus Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Purchases by Wire

To make initial or subsequent purchases by wire, contact the Fund’s Transfer Agent, Mutual Shareholder Services, at 1-440-922-0066 to obtain an account number.  Complete and sign the application form and mail it to the Fund at the above address.  Instruct your bank to follow the instructions below when wiring your payment to the Fund:

Wire to: U.S. Bank

ABA # 042000013

       Account Name:  Upright Assets Allocation Plus Fund

       Account Number:  130107148145

      Further Credit: Shareholder Account Number_______________

      Shareholder Name ____________________________________

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent.  The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Purchases through Financial Services Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals.  Simply call your investment professional to make your purchase.  If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements.  These fees and requirements would be in addition to those imposed by the Fund.  If you are investing through a securities broker or other financial organization, please refer to its program materials for any special provisions or conditions that may be different or in addition to those described in this Prospectus.  Securities

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brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemption, in a timely manner in accordance with their customer agreements and this Prospectus.

Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan (“Plan”).  The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund.  You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus.  You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan.  The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so.  The minimum initial investment under the Plan is $1,000, with minimum subsequent investments of $100.  For more information, call the Transfer Agent at 1-440-922-0066.

Miscellaneous Purchase Information

Applications will not be accepted unless they are accompanied by payment in U.S. funds.  Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings and loan association or credit union.  The Fund’s custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order before 4:00 p.m. Eastern time on any business day in accordance with the intermediary's procedures. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee. It is the responsibility of the intermediary to transmit orders promptly to the Fund’s Transfer Agent and to send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of placing the order.

The Fund discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy generally applies to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.  When the Fund detects market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity and warn the shareholder to cease the timing activity.

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REDEEMING YOUR SHARES

By Mail

You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your request to:

Upright Assets Allocation Plus Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Facsimile:  (440) 922-0110

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in “Good Order”.

“Good order” means that your redemption request must include:

1.

Your account number.

2.

The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3.

The signatures of all account owners exactly as they are registered on the account.

4.

Any required signature guarantees.

5.

Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

The Fund’s custodial bank may charge a fee of $20 for redemptions by wire, returned checks and stop payments orders at prevailing rates.  IRA accounts will be charged an $8.00 annual maintenance fee.

Signature Guarantees

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

•

if you change the ownership on your account;

•

when you want the redemption proceeds sent to a different address than is registered on the account;

•

if the proceeds are to be made payable to someone other than the account's owner(s);

•

any redemption transmitted by federal wire transfer to your bank; and

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•

if a change of address request has been received by the Fund or the Transfer Agent within 15 days prior to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account.  A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

Signature guarantees are designed to protect both you and the Fund from fraud.  To obtain a Medallion signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution.  (Notaries public cannot provide signature guarantees.)  Please note that you must obtain a signature guarantee from a participant in the Securities Transfer Association Medallion Program.

Redemption at the Option of the Fund

If the value of the shares in your account falls to less than $1,500, the Fund may notify you that, unless your account is increased to $1,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption.  You will have 60 days after notice to bring the account up to $1,500 before any action is taken.  This right of redemption shall not apply if the value of your account drops below $1,500 as the result of market action.  The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts.  Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.  See Tax Considerations on the following page.

Early Redemption Fees

The Fund will impose an Early Redemption Fee when the Fund is redeemed in less than one year after the purchase. The rate of the Early Redemption Fees is 2% of the total assets redeemed.

EXCHANGE PRIVILEGES

You may exchange shares of a Fund for shares of any other Fund in the Upright Investments Trust.

Before exchanging shares, you should carefully read the prospectus relating to the exchanged-for shares. Call your plan administrator or financial intermediary or the transfer agent at the number below to request an exchange, for any questions regarding exchanging shares, or to obtain a current prospectus for the Upright Fund into which you wish to exchange.

You may also write a letter of instruction indicating the Fund names, dollar/share amount, account number, the name(s) in which the accounts are registered, and your signature, and deliver these instructions to your financial intermediary or plan administrator, or mail or fax to the Transfer Agent listed in the Statement of Additional Information.

You may be subject to tax liability as a result of your exchange. Please see the section on Tax Considerations for more information.

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The Fund reserves the right in its sole discretion to amend or terminate the exchange privilege at any time, for any reason.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income.  Net investment income will be distributed at least annually.  The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund.  You may change the manner in which your dividends are paid at any time by writing or calling the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction that will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time that shares in the Fund have been held.  Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

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In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance.  The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

FINANCIAL HIGHLIGHTS

The financial highlights information presented below is intended to help you understand the Fund’s financial performance for the past fiscal years.  Certain information reflects financial results for a single Fund share. The total returns information in the table represent the rate you would have earned (or lost) on an investment in the Fund, assuming you had reinvested all dividends and distributions. The information presented in this table are for the fiscal years ending September 30, 2018, 2019 and 2020 by Boyle CPA, LLC. The Fund’s audited financial statements and report of independent registered public accounting firm are included in the Fund’s Annual Report.

Financial Highlights
Selected data for a share outstanding throughout each year

	Year Ended September 30
	2020	2019	2018
PER SHARE DATA
Net asset value, beginning of year	$6.60	$8.08	10.00
Investment operations:
Net investment loss	(0.12)	(0.11)	(0.11)
Net realized and unrealized loss	1.35	(1.37)	(1.81)

Total from investment operations	1.23	(1.48)	(1.92)

Less distributions from net realized gains	-	-	-

Net asset value, end of period	$7.83	$6.60	$8.08

TOTAL RETURN	18.64%	(18.32)%	(19.20)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$995,803	$776.63	$769.75
Ratio of expenses to average net assets	2.89%	2.71%	1.75%
Ratio of net investment loss to average net assets	(1.72)%	(1.48)%	(1.27)%
Portfolio turnover rate	5.03%	2.69%	52.53%

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FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.  There are three ways to get a copy of these documents.

1.

Call or write for one, and a copy will be sent without charge.
Upright Assets Allocation Plus Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
1-877-385-2720  (For General Inquiries)
As of the date of this prospectus, the Fund did not have an Internet Website.

2.

Call or write the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.

Public Reference Section of the SEC Washington D.C. 20549-0102 1-202-551-8090

Copies of these documents may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3.	Obtain reports about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov for a text-only version.

UPRIGHT INVESTMENTS TRUST SEC file number 811-08723

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Upright Investments Trust

349 Ridgedale Ave

East Hanover, NJ 07936

PRIVACY NOTICE

23

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following non-public personal information about you:

• Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

• Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

UPRIGHT ASSETS ALLOCATION PLUS FUND

STATEMENT OF ADDITIONAL INFORMATION

March 4, 2021

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's Prospectus dated March 4, 2021, which may be obtained by writing the Fund at Upright Assets Allocation Plus Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or calling the Fund at 1-440-922-0066.  The Fund is a series of Upright Investments Trust.

TABLE OF CONTENTS              PAGE

Investment Policies and Limitations…………………………….………….…26

Portfolio Transactions and Brokerage………………….…………………...….34

Management of the Fund…………………………….……………………...…36

Trustees and Officers…………………………………………………………36

Committees…………………………………………………………………….37

Code of Ethics………………….……………………………………………...39

Investment Advisory and Administration Agreements……………………..….39

Principal Security Holders and Control Person………………………………42

Disclosure of Portfolio Holdings……………………………………………..42

Taxes and Distributions…………………………………………………..….43

Description of the Trust…………………………………………...………..45

Investment Adviser and Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. Rivercenter Drive

Milwaukee, WI 53212

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

Fundamental Policies.  The Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, the “1940 Act”) of the Fund.  The other investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by a vote of a majority of the Trustees of the Fund.  The following are the fund's fundamental investment limitations set forth in their entirety.  The Fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and the securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% or the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow in amounts exceeding 33 1/3% of its total assets at the time of borrowing;

(4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) invest more than 25% of its total assets in securities of companies principally engaged in any one industry or group of industries, (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities (unless acquired as a result of ownership of securities or other investments), except that the Fund may purchase and sell futures contracts (including commodity futures) and options on futures (including options on commodity futures) to the fullest extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities;

(8) lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements.  The Fund will not lend securities if such a loan would cause more than 33 1/3% of the value of its total net assets to then be subject to such loans.

Non-Fundamental Policies.  The following are non-fundamental investment limitations and therefore, may be changed by the Board of Trustees, without a shareholder vote.

The Fund may not:

(1) invest more than 10% of its total assets in warrants to purchase common stock, provided that warrants are acquired in units or attached;

(2) invest in companies for the purpose of exercising control or management;

(3) invest more than 15% of its net assets in illiquid securities;

(4) purchase the securities of open-end or closed-end investment companies except in compliance with the 1940 Act;

(5) invest more than 50% of its total assets in foreign securities or derivative instruments with exposure to foreign securities;

(6) purchase or sell options if the aggregate premium paid and received for all call and put options then held exceeds 15% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to this 15% limitation; and

(7) make short sales of securities in an aggregate amount greater than 35% of net assets.  The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 5% of the securities of any class of the issuer.  Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 35% limitation.

Investment Company Securities.  The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund's investment objectives.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under the 1940 Act, a Fund may not acquire shares of another investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the "3% Limitation"). Accordingly, the Fund Portfolio is subject to the 3% Limitation unless (i) the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the Fund takes appropriate steps to comply with any conditions in such order.

Under Section 12(d)(1) of the 1940 Act, as amended, (the “1940 Act”), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

Equity Securities.  The Fund can invest in any equity security.  Equity securities consist of common stock, convertible preferred stock, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.   Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser.  As a result, the return and net asset value of the Fund will fluctuate.  Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Warrants.  The Fund may invest up to 10% of its assets in warrants.  A warrant is an option to purchase, within a specified time period, a stated number of shares of common stock at a specified price.  Warrants permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which these warrants relate.  Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price.  The Fund may lose money if the price of the security declines or if the warrant expires before it is exercised.

Convertible Securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases.  A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

American Depositary Receipts. ("ADRs") are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuers’ home country.  The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities.  ADRs are not subject to the limitation on purchases of foreign securities.

Firm Commitment Agreements.  The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date.  The Fund will not enter into such agreements for the purpose of investment leverage.  Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase.  Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the fund to purchase the security at a price above the current market price on the date of delivery and payment.  During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government Securities, cash or cash equivalents or other high-grade liquid securities having an aggregate current value sufficient to make payment for the securities.

Leveraging.  Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of the Fund's borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

Preferred Stock.   Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy.  However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock.  “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.  “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days.  The dividend rate on auction rate preferred stock usually is subject to a maximum rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.  Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Reverse Repurchase Transactions.  The Fund may enter into reverse repurchase transactions.  In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price.  The repurchase price generally is equal to the original sales price plus interest.  The Fund retains record ownership of the securities and the right to receive interest and principal payments.  The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.  Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage.  Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.  The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Reverse repurchase transactions are considered by the SEC to be borrowings by a Fund under the 1940 Act.  At the time the Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest).  The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund's commitments to repurchase securities.

Sector Concentration.  The Fund may from time to time invest a significant amount of its assets in one single market segment like the technology or medical sectors. The Fund has adopted a fundamental investment restriction, which prohibits the Fund from investing more than 25% of its total assets, in securities of companies in any one industry. The technology sector may include various industries, such as computer; software; semiconductor; telecommunication; networking; internet; data storage service and computer peripherals. Although the Investment Adviser currently believes that investment by the Fund in certain technology, medical, and biotechnology sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase the Fund’s risk and will make the Fund more volatile.

Commodities Related Investments. The Fund seeks exposure to the commodities markets primarily through ETFs and may subject the Fund to greater volatility than investments in traditional securities. One of the inherent risks of geopolitical uncertainty risk, the world’s natural resources are located in various continents and the jurisdiction over these commodities lies with sovereign governments, international companies, and many other entities. The value of commodity related securities and commodity-linked derivative investments may be affected by changes in overall market movements such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, as well as the participation in the commodities markets of speculators.

Foreign Securities.  The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations.  This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (Eurodollar denominated obligations issued by foreign companies and traded on foreign markets).

Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers.  Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter American Development Bank.  In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers).  An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.  In addition, there may be less information publicly available about a foreign company than about an U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Short Sales.  The Fund may seek to realize additional gains or hedge investments by selling a security short.  A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security.  To complete the short sale, the Fund must arrange through a broker to borrow the security in order to deliver it to the buyer.  The Fund is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender.  The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan.  To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold.  Until the short position is closed out, the Fund also will incur transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases.  The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security.  Until the Fund closes the short position, the Fund also must maintain a segregated account with its custodian consisting of cash or other high-grade liquid securities in an amount at least equal to (i) the greater of the current market value of the security sold short or the market value of the security at the time it was sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale).  The assets in the segregated account are marked to market daily.  The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the price of the security declines between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Fund may be required to pay in connection with the short sale.   There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

In addition to the risks described above, there is the risk that the Fund may not be able to engage in short sales under SEC regulations.  Under current SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick", "plus tick" or "zero plus tick", except as otherwise permitted.  A security is trading at an "uptick" or "plus tick" if the last sale price for the security was at a higher price than the sale preceding it.  A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement between the Fund and the Adviser requires that the Adviser, in executing portfolio transactions and selecting brokers and dealers, seek the best overall terms available.  In this regard, the Adviser will seek the most favorable price (including the applicable brokerage commission or dealer spread), and execution for the transaction given the size and risk involved.  In placing executions and paying brokerage commissions or dealer mark-ups or other transaction costs, the Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, assistance with the placement of sales for the Fund and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff.  Under the Advisory Agreement, the Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services.

The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised.  In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained.  The advisory fee paid to the Adviser would not be reduced by reason of its receipt of such brokerage and research services.  To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio transactions the Adviser may be relieved of expenses which it might otherwise bear.  In addition, the Adviser may use such research in servicing its other fiduciary accounts and not all services received may be used by the Adviser in connection with its services to the Fund.  However, the Fund may also benefit from research services received by the Adviser in connection with transactions effected on behalf of other fiduciary accounts.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution.  In such event, the allocation will be made by the Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund.  In some instances, this procedure could adversely affect the Fund but the Adviser deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below.  Trustees that have an asterisk before their name are "interested persons" of the Trust as defined in the 1940 Act.

TRUSTEES AND OFFICERS

The Board of Trustees provides high level governance of the Fund’s activities as well as the administrative compliance.  The Board holds two meetings per year.  When necessary, the Board may conduct special meetings or informal conference calls to discuss special situations that may require action prior to the next regular meeting.

The Board regularly reviews the following: 1) overall Fund performance, 2) internal controls per compliance guidelines, 3) renewal or engaging contracts of, but not limited to, Advisor, Independent Auditor, Fund’s insurance, etc. 4) audit results and the associated remediation.

Currently, the Board consists of four members: David Chiueh, Alice Chen, Chao Cho Yeh and Evelyn Kung.  David Chiueh is an “interested person” as defined in the 1940 Act.  The other two members are independent trustees.

The Trust does not have a "lead" independent trustee. The interested Chairman together  with an independent Audit Committee act as a team to provide the Board the necessary expertise to oversee the Trust, identify risks, address shareholder concerns and needs. Due to the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

The risks mutual funds face include investment risk, compliance risk and valuation risk. The Board monitors and tracks risk by: receiving and reviewing quarterly reports related to the performance and operations of the Fund; periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; meeting with representatives of key service providers, including the Fund's investment adviser, administrator, and the independent registered public accounting firm, to discuss the activities of the Fund; The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

24

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave. East Hanover, New Jersey 07936 Year of Birth 1962	Trustee	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp., New Jersey	3	Alice N Chen Bing B Chen JTWROS
Chao Cho Yeh 349 Ridgedale Ave. East Hanover, New Jersey 07936 Year of Birth 1962	Trustee	Since September 2018/ Indefinite	President, Eunice Industry Corp., City of Industry, CA	3	N/A
Evelyn Kung 349 Ridgedale Ave. East Hanover, New Jersey 07936 Year of Birth 1957	Trustee	Since September 2018/ Indefinite	Active CPA Practitioner in New Jersey	3	N/A

COMMITTEES

The Board of Trustees may establish various committees to facilitate the timely and efficient consideration of matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee, an Audit Committee.

The Audit Committee is composed of two Independent Trustees. The Audit Committee meets once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee is generally responsible for overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process. Selecting and recommending to the full board of trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors.

Interested Trustee

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
*David Y.S. Chiueh 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1957	Trustee, Chairman of the Board and Chief Executive Officer since 1998, Chief Financial Officer	Since March 1998	Chief Executive Officer, Upright Financial Corporation (1990 to present) President of the Investment, Adviser since 1990; He held the license of Certified Financial planner since 1991.	3	Trustee of Better World Fund (Non-Profit Organization)

As of December 31, 2020, the Trustees owned the following amounts in the Fund and the Fund Complex:

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities In the Fund Complex(1)
David Y.S. Chiueh	Less than $200,000	More than $1,000,000
Chao Cho Yeh	Less than $200,000	Less than $2,000,000

(1)  “Fund Complex” include the Upright Growth Fund, Upright Growth & Income Fund, and Upright Assets Allocation Plus Fund.

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates.  It is anticipated that the Trustees of the Fund who are not "interested persons" of the Fund will receive compensation in the amount of $400.00 per meeting attended.

The following table sets forth the compensation of each current Trustee of the Fund for his or her services for the year ending December 31, 2020.

Name and Position	Aggregate compensation from the Fund	Pension or Retirement Benefits	Estimated Annual Benefits Upon Retirement From the Fund	Total Compensation From the Fund
David Chiueh	$0	$0	$0	$0
Alice Chen	$400	$0	$0	$400
Chao Cho Yeh	$400	$0	$0	$400
Evelyn Kung	$400	$0	$0	$400

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the 1940 Act and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund and the Adviser are subject to the Code of Ethics when investing in securities that may be purchased, sold or held by the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Upright Financial Corporation serves as the Fund's investment adviser (“Adviser”) and as the Fund's administrator (“Administrator”).  In addition to the services described in the Fund's prospectus, the Adviser and/or the Administrator will compensate all personnel, Officers and Trustees of the Trust if such persons are employees of the Adviser or are its affiliates.

Under the Advisory Agreement, Upright Financial Corporation determines which securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Chiueh will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Trust, the Adviser must, among other requirements, (i) render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, or employees of the Adviser. The Adviser has paid the initial organizational costs of the Fund.

For the services provided to the Fund by the Adviser, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.50% of the Fund's daily net assets.

The Board of Trustees of the Fund, including a majority of the Trustees who were not "interested persons" of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Independent Trustee"), approved the Advisory Agreement on June 21, 2019.  The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned.  The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereafter in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereafter.

Under the Administration Agreement, Upright Financial Corporation renders all administrative and supervisory services to the Fund. Upright Financial Corporation oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. Upright Financial Corporation also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. Upright Financial Corporation is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. Upright Financial Corporation has delegated some of its administrative and other responsibilities such as Transfer Agent to Mutual Shareholder Service, LLC ("MSS") and is responsible for paying all fees and expenses of MSS.

Under the Administration Agreement, Upright Financial Corporation assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary or non-recurring expenses. The Fund may also pay expenses it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act (none are authorized at present).

For the administrative services and facilities provided to the Fund, the Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million. Upright Assets Allocation Plus Fund remains its position of giving its administrative tasks to Upright Financial Corporation, a constant provider of administration services during both economically good and bad times. The fees Upright Financial Corporation charges are comparably lower than those of similar service providers.

The Adviser may act as an investment adviser and administrator to other persons, corporations (including investment companies), and may have numerous advisory clients besides the Fund.

Mr. David Chiueh owns 100% of the stock of the Advisor, Upright Financial Corporation.

Portfolio Manager Information

Mr. David Chiueh is the portfolio manager responsible for the day-to-day management of the Fund.  As of December 31, 2020, Mr. Chiueh was responsible for the management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$32,939,337	0	$0
Other Pooled Investment Vehicles	1	$7,374,062	0	$0
Other Accounts	43	$34,878,672	7	$21,957,122

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts.  Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby Mr. Chiueh could favor one account over another.  This conflict is exacerbated if Mr. Chiueh receives a performance fee with respect to the other account (see below).  Further, a potential conflict could include Mr. Chiueh's knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that Mr. Chiueh is favoring one investment vehicle over another.

Mr. Chiueh's compensation from the Adviser is not fixed.  Since he owns 100% of the Adviser, Mr. Chiueh's compensation is based upon the Adviser's net profitability.  Thus, Mr. Chiueh participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.

The Fund pays a fixed management fee of 1.50% of the Fund's average daily net assets.  While other clients might pay performance fees to Upright Financial Corporation according to contractual policies, Upright AA Plus Fund does not pay performance fees to UFC.

PRINCIPAL SECURITY HOLDERS AND CONTROL PERSON

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of December 31, 2020, the following persons owned of record 5% or more of the shares of the Funds:

Name & Address	Type of Ownership	Percent
Y Huang Taipei, Taiwan	Record	38.07%
C Y & K Chu Retirement Trust Morris Plains, NJ	Record	14.04%
Y Chiueh East Hanover, NJ	Record	12.73%
Apex Clearing Corporation Dallas, Tx	Record	7.95%
P Yeh Morris Plains, NJ	Record	7.75%
R Yeh Morris Plains, NJ	Record	6.80%

Management Ownership

As of December 31, 2020, all officers and trustees as a group owned 27.54% of the outstanding shares of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents are the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.  This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Additionally, the Fund has an ongoing arrangement to release portfolio holdings to Lipper Analytical Services, Inc. in order for Lipper to assign a rating or ranking to the Fund.  In those instances, portfolio holdings will be supplied no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-Q with the SEC.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Trust’s Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review the arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

TAXES AND DISTRIBUTIONS

The following is a general summary of certain U.S. federal income tax consequences for U.S. shareholders who hold their shares as capital assets.  Each investor should consult a tax advisor regarding the effect of federal, state and local taxes on an investment in the Fund.

Taxation of the Fund.  The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code").  To qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

If the Fund qualifies as a regulated investment company and distributes at least 98% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed.  However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation of the Shareholder.  Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received.  However, dividends declared in October, November and December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares.  Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution.  The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  If a shareholder receives a distribution taxable as long-term capital gain and redeems shares which he has not held for more than six months, any loss on the redemption (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain previously recognized.

Dividends.  A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends.  Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%.  The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.  A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation.  Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions.  Short-term capital gains are distributed as dividend income.  The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

For taxable years beginning on or before December 31, 2015, the Fund may designate certain dividend distributions to shareholders as "qualified dividend income" taxable at a maximum U.S. federal income tax rate of 15%.  Individual shareholders that satisfy certain minimum holding period requirements may be eligible to treat a portion of the Fund's ordinary income dividends as "qualified dividend income," to the extent properly designated as such by the Fund.

Capital Gain Distributions.  Long-term capital gains earned by the Fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares.  If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.  Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

DESCRIPTION OF THE TRUST

Organization.   Upright Assets Allocation Plus Fund is a diversified series of Upright Investments Trust, an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on March 4, 1998, and the Fund commenced operations on June 12, 2017.  The Trust was established under the laws of Delaware by Declaration of Trust (the “Trust Agreement”) that consists of three series. The Trust Agreement provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets. The Trustees will issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund has one class of shares, and does not issue share certificates. The Trust keeps and maintains each series records that are separate and distinct from any and all other series’ records on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents assets that are separate and distinct from any and all other series’ assets, and is entitled to such dividends and distributions out of income belonging to the applicable class of the series as are declared by the Trustees. The debts, liabilities and obligations incurred, contracted for or otherwise existing with respect to a series shall be enforceable against the assets of that series only, and not against the assets of the Trust generally or any other series.

Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy and Sell Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see “Determination of Share Price” in the Prospectus.

Voting Rights.  The Fund's capital consists of shares of beneficial interest.  As a shareholder, you receive one vote for whole share that you own and a proportionate fractional vote for each fractional share.  There is no cumulative voting on the election of Trustees.  The shares have no preemptive or conversion rights; the voting and dividend rights and the rights of redemption are described in the Prospectus.  Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above.  Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust including for the purpose of voting on the removal of one or more Trustees.

Custodian.  U.S. Bank N.A., 1555 N. Rivercenter Drive, Milwaukee, Wisconsin 53212, is custodian of the Fund's investments.  The custodian acts as the Fund's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant.  Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, acts as the Fund's transfer agent.  MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.

Independent Registered Public Accounting Firm.  Boyle CPA, LLC, 361 Hopedale Drive SE, Bayville, NJ 08721 serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements of the Fund.

Financial Statements.  The Fund's financial statements and independent auditors’ report required to be included in this Statement of Additional Information, are incorporated herein by reference to the Trust's Annual report to shareholders for each fiscal year dated September 30 and the Semi-Annual report to shareholders dated March 31. You can obtain copies of the annual and semi-annual reports without charge by writing to the Fund or calling the Fund collect at 1-973-533-1818.  .

Proxy Voting Policies and Procedures.

No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures stated below.

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.

The Adviser’s proxy voting policies and procedures generally provide that the Adviser will monitor corporate events and vote proxies in a manner consistent with the best interests of Fund shareholders.  The Adviser will generally vote with management on routine matters such as approval of auditors and re-election of directors and has adopted proxy voting guidelines that may be employed when considering how to vote on certain non-routine matters such as stock options, mergers and acquisitions and authorization of new shares of stock.  The Fund’s proxy voting policies are summarized below.

●

Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little or no discretion on the Adviser’s part;

●

Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

The adviser will pay particular attention to the following areas.

●

Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders;

●

The management and board of directors share goals and mutual interest in the benefit of the company's shareholders;

Proxy Voting Record.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling collect, 1-973-533-1818, or by accessing the SEC's website at www.sec.gov.  In addition, a copy of the Funds' proxy voting policies and procedures are also available by calling collect 1-973-533-1818 and a copy will be sent within three business days of receipt of a request.

Upright Investments Trust

Part C.   OTHER INFORMATION

Item 23.  Exhibits

(a)

Declaration of Trust dated March 4, 1998 is incorporated by reference to Exhibit (b)(1) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(b)

Bylaws dated March 4, 1998 are incorporated by reference to Exhibit (b)(2) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(c)

Instruments Defining Rights of Security Holders - None, other than Declaration of Trust.

(d)

Advisory Agreement dated as of February 29, 2000 between the Registrant and Upright Financial Corporation is incorporated by reference to Exhibit 23(d) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 6, 2000.

(e)

Underwriting Agreement  - None

(f)

Bonus or Profit Sharing Contracts - None

(g)

Custody Servicing Agreement dated as of 3/30, 2004 between the Registrant and US Bank is incorporated by reference to Exhibit 23(g) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

(h)

Other Material Contracts – None.

(i)

Opinion and Consent of Counsel   (to be filed by subsequent amendment)

(j)

Omitted Financial Statements - None

(k)

Investment Letter of Initial Shareholder is incorporated by reference to Exhibit (b)(8) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 1998.

(l)

Rule 12b-1 Plan - None

(m)

Rule 18f-3 Plan - None

(n)

Reserved

(o)

Code of Ethics for Upright Investments Trust and Upright Financial Corporation is incorporated by reference to Exhibit 23(p) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

None, unless David Chiueh owns 25% or more of the Fund

Item 25.  Indemnification.

Under section  3817(a) of the Delaware  Business Trust Act, a Delaware business  trust  has the  power to  indemnify  and hold  harmless  any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.

Section 8.2 of the Declaration of Trust filed herein provides for indemnification of the Registrant's trustees and officers under certain circumstances.

Insofar as indemnification for liability arising under the Act may be permitted to  trustees, officers and  controlling  persons of the  Registrant pursuant to the foregoing  provisions,  or otherwise,  the  Registrant  has been advised  that in the opinion of the  Securities and Exchange Commission such indemnification  is  against  public  policy  as  expressed  in the  Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or  controlling  person of the  Registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such trustee,  officer or controlling  person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

All of the information required by this item is set forth in the Form ADV, as amended, of Upright Financial Corporation (File No.  801-38340).  The following sections of Form ADV are incorporated herein by reference:

         (a)  Items 1 and 2 of Part II

         (b)  Section 6, Business Background, of each Schedule D.

Item 27.  Principal Underwriter

None

Item 28.  Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 are maintained at the office of the Registrant and the Administrator at 349 Ridgedale Ave., East Hanover, NJ 07936, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank, 1555 N. Rivercenter Drive, Milwaukee, WI 53212.  All books and records required are to be maintained by the Transfer Agent and are held at Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Item 29.  Management Services

None

Item 30.  Undertakings.

Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors. Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover and the state of New Jersey on March 4, 2021.

Upright Investments Trust

By:  /s/

David Y.S. Chiueh

David Y.S. Chiueh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Date
/s/ David Y.S. Chiueh March 4, 2021
President, CFO and Trustee
/s/ Alice Chen March 4, 2021
Trustee
/s/ Chao Cho Yeh March 4, 2021
Trustee
/s/ Evelyn Kung March 4, 2021
Trustee

25

Securities and Exchange Commission

----------------------------------

Washington, D.C. 20549

Form N-1A

Registration Statement Under The Securities Act Of 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [ 34 ]

And

Registration Statement Under

The Investment Company Act Of 1940  [X]

Amendment No.  [ 37 ]

(Check Appropriate Box or Boxes.)

Upright Investments Trust

 (Exact Name of Registrant As Specified In Charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Address Of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X/     immediately upon filing pursuant to paragraph (b)

/   /     on (date) pursuant to paragraph (b)

/   /     60 days after filing pursuant to paragraph (a)(1)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

1

PROSPECTUS

(   LOGO  )

UPRIGHT GROWTH & INCOME FUND

(the “Fund”)

A Series of

Upright Investments Trust

(the “Trust”)

349 Ridgedale Avenue

East Hanover, NJ 07936

  (973) 533-1818

Dated

March 4, 2021

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

2

THE FUND

What is the Fund’s Primary Investment Objective? 5

What are the Fund’s Fees and Expenses? 5

Shareholder Fees 5

Annual Fund Operating Expenses 5

An Example of Fund Expenses Over Time 5

Portfolio Turnover 6

What are the Fund’s Principal 6Investment Strategies? 6

The Principal Investment Selection Process 6

Temporary Defensive Strategy 7

What are the Principal Risks of Investing in the Fund? 7

How Has the Fund Performed in the Past? 9

Who May Want to Invest in the Fund?

10

Investment Adviser

10

The Fund’s Portfolio Manager

11

Purchase and Sale of Fund shares

11

Tax information

11

Payments to Broker-dealers and Other Financial Intermediaries

11

Additional Information on Investment Policies and Risks 11

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser 13

The Fund’s Portfolio Manager

14

HOW TO BUY AND SELL SHARES

Determination of Share Price 14

Valuing Fund Assets 14

Minimum Investment Amounts 15

Opening and Adding To Your Account 15

Purchases by Mail 15

Purchases by Wire 16

Purchases through Financial Service Organizations 16

Automatic Investment Plan 16

Miscellaneous Purchase Information 17

REDEEMING YOUR SHARES

By Mail 17

Signature Guarantees 18

Redemption at The Option Of The Fund 19

Early Redemption Fees 19

DIVIDENDS AND DISTRIBUTIONS

19

TAX CONSIDERATIONS

20

GENERAL INFORMATION

20

FINANCIAL HIGHLIGHTS

21

FOR MORE INFORMATION

22

3

THE FUND

What is the Fund’s Primary Investment Objective?

The Fund’s investment objective is to seek current income consistent with growth of capital.

What are the Fund’s Fees and Expenses?

The following information describes the fees and expenses that you may pay if you buy and hold shares of the F und.

Shareholder Fees:  (fees paid directly from your investment)

Maximum Sales Charge (Load)

      Imposed on Purchases

None

Maximum Deferred Sales Charge (Load)

None

Redemption Fee (as a percentage of amount

  Redeemed within 1 year of purchase)

2.00%

Annual Fund Operating Expenses:

(expenses you pay each year as a percentage of the value of your investments)

Management Fees

1.50%

Distribution (12b-1) Fees

None

Other Expenses

1.75%

Acquired Fund Fees and Expenses1

0.04%

-----------------------------

Total Annual Operating Expenses

            3.29%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The

Operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year         3 Years       5 Years       10 Years

$332             $1,013            $1,717          $3,585

4

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

What are the Fund’s Principal Investment Strategies?

The Fund’s adviser seeks to achieve the Fund’s investment objective using a combination (or hybrid) of three investment styles through value investing, equity income and balance investing by:

•

investing normally 50-80% of the Fund’s net assets in U. S. domiciled equity securities broadly diversified by company and industry; seeks above-average  dividend-paying equity securities (normally at or above S&P 500’s average dividend yield) or securities with expectations of increasing dividends

•

investing up to 30% of the Fund’s assets in equities and fixed income principally traded in foreign markets excluding US market

•

investing 10-40% in fixed income securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”) when market and economic conditions are deemed favorable by Fund’s adviser

•

investing without regard to market capitalization

•

Options trading strategy is used primarily to generate income.  Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 15% of its net assets  (less the amount by which any such positions are in-the-money).  Covered options writing (selling) is not subject to the 15% limitation.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment objective.

The Principal Investment Selection Process

When selecting investments for the Fund, the Adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

•

Quality of the company’s management;

•

Strength of the company’s balance sheet;

5

•

Projected growth rate of the company’s earnings in the future; and

•

Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as SEC filings, a company’s annual report, securities information databases, investment publications, general and business publications, brokerage firm research reports~~,~~ and other media information sources. The Adviser will sell an investment when the Adviser believes that the investment is no longer attractive based on its growth potential, price, or both.  The Adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy:

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds.  When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment.  It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund.  While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

The risks associated with investment include:

•

Market Risk:  A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•

Management Risk:  The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•

Investment Style Risk:  Market performance tends to be cyclical; certain investment styles may fall in and out of favor.  If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.  There is no guarantee that the Fund’s investment objective will be achieved.

•

Equity Risk: The risk that the price of equity or equity related securities, such as subscription rights or warrants, may decline due to changes in a company's financial condition and overall market and economic conditions.

•

Value Investing Style Risk: The Fund may adopt a “contrarian” approach to invest securities. Contrarian investing is an investment strategy that is characterized by purchasing and selling in contrast to the prevailing sentiment of the time.   Undervalued securities entail a significant risk of the company’s share price

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underperformance could last for years or may never attaining their potential value. Also, the value investing style may over time go out of favor, the Fund may underperform other equity funds that use different investing styles.

•

Dividend Paying Security Investment Risk: The risks of high dividend stocks are the inability to make dividend payments.  The Fund may be affected by changes in the dividend policies of the companies. Companies with long-term track records of making payments encounter short-term troubles or poor market conditions that lead to short-term weakness so issuer may not continue to pay dividends at the same level or at all in the future.

•

Risks of Fixed Income Securities: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o

Interest rate risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise.  The US Federal Reserve Bank (“The Fed”) recently raised the federal funds rate and equivalent rates as economic conditions appear to improve.  A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o

Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength, credit rating affect the value of the Fund’s investment in that issuer.

o

Inflation risk: also called purchasing power risk, is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.

o

Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•

Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time.  Options are sometimes referred to as a type of derivative instrument.  Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions.  The use of options for investment purposes increases the Fund's risk of loss.

•

Risk of Exchange Traded Funds (ETFs): An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.

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•

High Yield Securities Risk:  High yield investments rated below investment grade (also referred to as “junk bonds”) are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities and may decline significantly in periods of general economic difficulty. When the Fund invests in "junk bonds," it may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

•

Small Companies Risk:  The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization).  While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure.  This could increase the volatility of the Fund’s portfolio.

•

Foreign Securities Risk.  Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S.  Political, social and economic instability, war, expropriation and nationalization may also create certain risks.

•

Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time.  Options are sometimes referred to as a type of derivative instrument.  Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions.  The use of options for investment purposes increases the Fund's risk of loss.

•

General Risks:  Loss of money is a risk of investment fund.  There is no guarantee that the fund will achieve its objective.  An investment in the Fund is not a complete investment program.

Performance History

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table below show the variability of the returns of the Fund.

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Best and Worst Quarterly Returns

Best	Worst
2020 4th Quarter 35.84%	2018 1st Quarter -15.01%

Average Annual Total Return as of December 31, 2020

Average Annual Total Return (for period ended 12/31/2020)	One Year	Since Inception
Return Before Taxes	47.88%	4.15%
Return After Taxes on Distributions	47.88%	3.90%
Return After Taxes on Distributions and Sale of Fund Shares	36.49%	3.06%
S&P 500 Index	18.40%	10.93%

Who May Want to Invest in the Fund?

The Fund may suitable for you if:

•

You are a long-term investor; (at least 5 years)

•

Your investment goal is capital appreciation with income;

•

You have no immediate financial need for the money invested in the Fund;

•

You can accept the significant short-term fluctuations in portfolio value;

•

You have the financial ability to tolerate greater risk in exchange for potential long-term gains.

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Investment Adviser

Upright Financial Corp. is the Fund’s investment adviser.

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. David Y.S. Chiueh, senior portfolio manager and President of the Adviser. Mr. Chiueh has been engaged in the securities business since 1990.  Mr. Chiueh has been the manager of the fund since its inception in June 2017.

Purchase and Sale of Fund shares

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading.  The minimum initial investment for non-qualified account is $2,000 and the minimum for additional purchases is $100.  You can arrange to take money out of your fund account any time by selling some or all of your shares.  You may redeem your shares by mailing or transmitting your requests.

Tax information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distribution in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(K) plan.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

•

Option Transactions.  The Fund may invest in option transactions involving individual securities and market indices.  An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices.  The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security.  The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment.  A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical

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option.  Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be “covered,” or “uncovered.”   Covered or secured options means that the Fund will own the underlying security, while “uncovered” or naked options means that the Fund does not own the underlying security.  To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.  When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

The principal reason for the Fund to write a put would be to earn the premium income.  The put option writer has the potential to gain a profit as long as the price of the underlying security remains above the exercise price, however, in return for receipt of the premium, the Fund has assumed the obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period.  If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability.  The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly.  However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.  When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.  When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price.  When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

•

Exchange Traded Funds (“ETFs”): An ETF, whether tracking or not tracking an index, may trade at a price that is lower than its NAV. When the ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; some ETFs have smaller volume which creates higher bid-ask spreads; the risk that the ETF may trade at a price that is lower than its NAV; and the

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risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

•

High Yield Securities Risk: High yield investments rated below investment grade (also referred to as “junk bonds”) are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities and may decline significantly in periods of general economic difficulty. When the Fund invests in "junk bonds," it may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

•

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s current portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”). A schedule of the top ten portfolio holdings of the Fund as they existed at the end of a given calendar quarter is generally posted on the report of N-Q at www.sec.gov.com within approximately 60 days after the end of that quarter.

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser

Upright Financial Corporation serves as investment adviser (the "Adviser") to the Fund and is responsible for selecting and managing the investments in the Fund's portfolio.  The Adviser's office is located at 349 Ridgedale Ave., East Hanover, NJ 07936. For its services, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.50% of the Fund’s daily net assets.

A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement between the Trust and Upright Financial Corp. will be available in the Fund's annual report to shareholders for the period ending September 30, 2020.

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The Adviser also provides administrative services for the Fund, subject to the supervision and direction of the Board of Trustees of the Fund. These administrative services include furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Fund, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Fund.  For providing these services to the Fund, the Adviser receives a monthly fee calculated as follows.

The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund’s Portfolio Manager

The day-to-day investment operations of the Fund are managed by Mr. David Y.S. Chiueh, senior portfolio manager and President of the Advisory.  He has been engaged in the securities business since 1990.  Mr. Chiueh has been the manager of the fund since its inception in June 2017.

The Fund’s Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

HOW TO BUY AND SELL SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Determination of Share Price

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”).  The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business.  The Exchange is closed on weekends, most Federal holidays and Good Friday.  NAV is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding.  Requests to purchase and sell shares are processed at the NAV next calculated after the transfer agent receives your order in proper form.

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Valuing Fund Assets

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the NAV is calculated, that materially affects fair value, the adviser may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The Fund, however, may not be able to assign an accurate fair value price to securities issued by small capitalization companies, foreign securities and other thinly traded securities.  As a result, the Fund may not realize the assigned fair value price upon sale or other disposition of such securities.

Minimum Investment Amounts

The minimum initial investment for both qualified and non-qualified accounts is $2,000 and the minimum for additional purchases is $100.

For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, you should telephone the Fund, at 1-440-922-0066, or write to the Fund at:

Upright Growth & Income Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

You should consult your tax advisers about establishing a retirement plan investment.

Opening and Adding to Your Account

You can invest in the Fund by mail, wire transfer and through participating financial service professionals.  You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-440-922-0066.

Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund’s Transfer Agent.  Purchase requests received by the Transfer Agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day.  Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day.  The Fund reserves the right to

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refuse to accept purchase orders under circumstances or in amounts considered disadvantageous to shareholders.

Purchases by Mail

To purchase shares by mail, a check made payable to the Upright Growth and Income Fund should be sent along with the completed account application to the Fund.  Checks should be drawn on an U.S. bank. Send your purchase order to:

Upright Growth and Income Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Purchases by Wire

To make initial or subsequent purchases by wire, contact the Fund’s Transfer Agent, Mutual Shareholder Services, at 1-440-922-0066 to obtain an account number.  Complete and sign the application form and mail it to the Fund at the above address.  Instruct your bank to follow the instructions below when wiring your payment to the Fund:

Wire to: U.S. Bank

ABA # 042000013

       Account Name:  Upright Growth & Income Fund

       Account Number:  130107148145

      Further Credit: Shareholder Account Number_______________

      Shareholder Name ____________________________________

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent.  The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Purchases through Financial Services Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals.  Simply call your investment professional to make your purchase.  If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements.  These fees and requirements would be in addition to those imposed by the Fund.  If you are investing through a securities broker or other financial organization, please refer to its program materials for any special provisions or conditions that may be different or in addition to those described in this Prospectus.  Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemption, in a timely manner in accordance with their customer agreements and this Prospectus.

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Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan (“Plan”).  The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund.  You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus.  You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan.  The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so.  The minimum initial investment under the Plan is $1,000, with minimum subsequent investments of $100.  For more information, call the Transfer Agent at 1-440-922-0066.

Miscellaneous Purchase Information

Applications will not be accepted unless they are accompanied by payment in U.S. funds.  Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings and loan association or credit union.  The Fund’s custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order before 4:00 p.m. Eastern time on any business day in accordance with the intermediary's procedures. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee. It is the responsibility of the intermediary to transmit orders promptly to the Fund’s Transfer Agent and to send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of placing the order.

The Fund discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy generally applies to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.  When the Fund detects market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity and warn the shareholder to cease the timing activity.

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REDEEMING YOUR SHARES

By Mail

You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your request to:

Upright Growth and Income Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Facsimile:  (440) 922-0110

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in “Good Order”.

“Good order” means that your redemption request must include:

1.

Your account number.

2.

The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3.

The signatures of all account owners exactly as they are registered on the account.

4.

Any required signature guarantees.

5.

Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

The Fund’s custodial bank may charge a fee of $20 for redemptions by wire, returned checks and stop payments orders at prevailing rates.  IRA accounts will be charged an $8.00 annual maintenance fee.

Signature Guarantees

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

•

if you change the ownership on your account;

•

when you want the redemption proceeds sent to a different address than is registered on the account;

•

if the proceeds are to be made payable to someone other than the account's owner(s);

•

any redemption transmitted by federal wire transfer to your bank; and

•

if a change of address request has been received by the Fund or the Transfer Agent within 15 days prior to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account.  A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

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Signature guarantees are designed to protect both you and the Fund from fraud.  To obtain a Medallion signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution.  (Notaries public cannot provide signature guarantees.)  Please note that you must obtain a signature guarantee from a participant in the Securities Transfer Association Medallion Program.

Redemption at the Option of the Fund

If the value of the shares in your account falls to less than $1,500, the Fund may notify you that, unless your account is increased to $1,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption.  You will have 60 days after notice to bring the account up to $1,500 before any action is taken.  This right of redemption shall not apply if the value of your account drops below $1,500 as the result of market action.  The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts.  Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.  See Tax Considerations below on the following page.

Early Redemption Fees

The Fund will impose an Early Redemption Fee when the ~~F~~und is redeemed in less than one year after the purchase. The rate of the Early Redemption Fees is 2% of the total assets redeemed.

EXCHANGE PRIVILEGES

You may exchange shares of a Fund for shares of any other Fund in the Upright Investments Trust.

Before exchanging shares, you should carefully read the prospectus relating to the exchanged-for shares. Call your plan administrator or financial intermediary or the transfer agent at the number below to request an exchange, for any questions regarding exchanging shares, or to obtain a current prospectus for the Upright Fund into which you wish to exchange.

You may also write a letter of instruction indicating the Fund names, dollar/share amount, account number, the name(s) in which the accounts are registered, and your signature, and deliver these instructions to your financial intermediary or plan administrator, or mail or fax to the Transfer Agent listed in the Statement of Additional Information.

You may be subject to tax liability as a result of your exchange. Please see the section on Tax Considerations for more information.

The Fund reserves the right in its sole discretion to amend or terminate the exchange privilege at any time, for any reason.

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DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income.  Net investment income will be distributed at least annually.  The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund.  You may change the manner in which your dividends are paid at any time by writing or calling the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction that will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time that shares in the Fund have been held.  Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its

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performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance.  The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

FINANCIAL HIGHLIGHTS

The financial highlights information presented below is intended to help you understand the Fund’s financial performance for the past fiscal years.  Certain information reflects financial results for a single Fund share. The total returns information in the table represent the rate you would have earned (or lost) on an investment in the Fund, assuming you had reinvested all dividends and distributions. The information presented in this table are for the fiscal years ending September 30, 2018, 2019 and 2020 by Boyle CPA, LLC. The Fund’s audited financial statements and report of independent registered public accounting firm are included in the Fund’s Annual Report.

Financial Highlights
Selected data for a share outstanding throughout each year
	Year Ended September 30
	2020	2019	2018
PER SHARE DATA
Net asset value, beginning of year	$ 6.80	$ 8.59	$ 10.00
Investment operations:
Net investment income	-0.15	-0.11	-0.18
Net realized and unrealized gain (loss) on investments	1.58	-1.53	1.26

Total from investment operations	1.43	-1.64	-1.44

Less distributions from net realized gains	0	-0.15	0

Net asset value, end of period	8.23	6.80	8.59

TOTAL RETURN	21.03%	-19.22%	-14.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	1,020.41	779.39	783.2
Ratio of net expenses to average net assets	3.29%	2.86%	2.34%
Ratio of net investment loss to average net assets	-1.98%	-1.51%	-1.89%
Portfolio turnover rate	0%	8.04%	31.38%

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FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.  There are three ways to get a copy of these documents.

1.

Call or write for one, and a copy will be sent without charge.
Upright Growth & Income Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
1-877-385-2720 (For General Inquiries)
As of the date of this prospectus, the Fund did not have an Internet Website.

2.

Call or write the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.

Public Reference Section of the SEC Washington D.C. 20549-0102 1-202-551-8090

Copies of these documents may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3.	Obtain reports about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov for a text-only version.

UPRIGHT INVESTMENTS TRUST SEC file number 811-08723

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Upright Investments Trust

349 Ridgedale Ave

East Hanover, NJ 07936

PRIVACY NOTICE

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The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following non-public personal information about you:

• Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

• Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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UPRIGHT GROWTH AND INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION

March 4, 2021

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's Prospectus dated March 4, 2021, which may be obtained by writing the Fund at Upright Growth and Income Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or calling the Fund at 1-440-922-0066.  The Fund is a portfolio of Upright Investments Trust.

TABLE OF CONTENTS              PAGE

Investment Policies and Limitations…………………………….………….…26

Portfolio Transactions and Brokerage………………….…………………...….33

Management of the Fund…………………………….……………………...…34

Trustees and Officers…………………………………………………………35

Committees…………………………………………………………………….36

Code of Ethics………………….……………………………………………...38

Investment Advisory and Administration Agreements….…...………..….38

Principal Security Holders and Control Person………………………………41

Disclosure of Portfolio Holdings……………………………………………..41

Taxes and Distributions…………………………………………………..….42

Description of the Trust…………………………………………...………..44

Investment Adviser and Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. Rivercenter Drive

Milwaukee, WI 53212

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

23

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

Fundamental Policies.  The Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, the “1940 Act”) of the Fund.  The other investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by a vote of a majority of the Trustees of the Fund.  The following are the fund's fundamental investment limitations set forth in their entirety.  The Fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and the securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% or the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow in amounts exceeding 33 1/3% of its total assets at the time of borrowing;

(4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) invest more than 25% of its total assets in securities of companies principally engaged in any one industry or group of industries, (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities (unless acquired as a result of ownership of securities or other investments), except that the Fund may purchase and sell futures contracts (including commodity futures) and options on futures (including options on commodity futures) to the fullest extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities;

(8) lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements.  The Fund will not lend securities if such a loan would cause more than 33 1/3% of the value of its total net assets to then be subject to such loans.

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Non-Fundamental Policies.  The following are non-fundamental investment limitations and therefore, may be changed by the Board of Trustees, without a shareholder vote.

The Fund may not:

(1) invest more than 10% of its total assets in warrants to purchase common stock, provided that warrants are acquired in units or attached;

(2) invest in companies for the purpose of exercising control or management;

(3) invest more than 15% of its net assets illiquid securities;

(4) invest in oil, gas or other mineral exploration or development programs or leases;

(5) purchase the securities of open-end or closed-end investment companies except in compliance with the 1940 Act;

(6) invest more than 50% of its net assets in foreign securities that are not traded on U.S. exchanges;

(7) purchase or sell options if the aggregate premium paid and received for all call and put options then held exceeds 15% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to this 15% limitation; and

(8) make short sales of securities in an aggregate amount greater than 35% of net assets.  The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 5% of the securities of any class of the issuer.  Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 35% limitation.

Investment Company Securities.  The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund's investment objectives.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under the 1940 Act, a Fund may not acquire shares of another investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the "3% Limitation"). Accordingly, the Fund is subject to the 3% Limitation unless (i) the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the Fund takes appropriate steps to comply with any conditions in such order.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of

25

any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

Equity Securities.  The Fund can invest in any equity security.  Equity securities consist of common stock, convertible preferred stock, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.   Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser.  As a result, the return and net asset value of the Fund will fluctuate.  Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Warrants.  The Fund may invest up to 10% of its assets in warrants.  A warrant is an option to purchase, within a specified time period, a stated number of shares of common stock at a specified price.  Warrants permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which these warrants relate.  Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price.  The Fund may lose money if the price of the security declines or if the warrant expires before it is exercised.

Convertible Securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the

26

convertible security matures or is redeemed, converted or exchanged.  Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases.  A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

American Depositary Receipts. ("ADRs") are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuers’ home country.  The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities.  ADRs are not subject to the limitation on purchases of foreign securities.

Firm Commitment Agreements.  The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date.  The Fund will not enter into such agreements for the purpose of investment leverage.  Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase.  Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the fund to purchase the security at a price above the current market price on the date of delivery and payment.  During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government Securities, cash or cash equivalents or other high-grade liquid securities having an aggregate current value sufficient to make payment for the securities.

Leveraging.  Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of the Fund's borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

27

Preferred Stock.   Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy.  However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock.  “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.  “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days.  The dividend rate on auction rate preferred stock usually is subject to a maximum rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.  Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Reverse Repurchase Transactions.  The Fund may enter into reverse repurchase transactions.  In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price.  The repurchase price generally is equal to the original sales price plus interest.  The Fund retains record ownership of the securities and the right to receive interest and principal payments.  The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.  Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage.  Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.  The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Reverse repurchase transactions are considered by the SEC to be borrowings by a Fund under the 1940 Act.  At the time the Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest).  The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund's commitments to repurchase securities.

Exchange Traded Funds (“ETFs”).  When an ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; some ETFs have smaller volume which creates higher bid-ask spreads; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real

28

estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Sector Concentration.  The Fund may from time to time invest a significant amount of its assets in one single market segment like the technology or medical sectors. The Fund has adopted a fundamental investment restriction, which prohibits the Fund from investing more than 25% of its total assets, in securities of companies in any one industry. The technology sector may include various industries, such as computer; software; semiconductor; telecommunication; networking; internet; data storage service and computer peripherals. Although the Investment Adviser currently believes that investment by the Fund in certain technology, medical, and biotechnology sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase the Fund’s risk and will make the Fund more volatile.

Sector Risk.  The Fund may from time-to-time invest a significant portion not to exceed 25% of the Fund’s assets in a single market segment, such as the technology or medical sector.  The Adviser will also look through any underlying funds to make sure they are not heavily invested in the same sectors causing the Fund to exceed the 25% threshold.  The Fund may invest in the following industries, all of which would be classified in the technology sector: computer; software; computer peripherals; data storage service; networking; semiconductors and telecommunication, etc.  Although the Investment Adviser currently believes those investments by the Fund in the technology and/or medical sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk.  One of the risks of concentration in a certain market sector is that the value of such investments may fluctuate dramatically, and may be more adversely affected by market changes.

•

Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

•

Medical Sector Risk: This is an industry that is greatly affected by clinical-trial data, and surprises about the outcomes of the data can affect the stock price tremendously. Positive surprises - better-than-expected clinical data, faster time to market, etc. - can cause stocks to appreciate significantly in a short time period,

29

while negative surprises can have the opposite effect. In addition, aftermarket data, such as the number of prescriptions written, market share, FDA warnings or the loss of a patent will affect investments. This is an industry that requires active monitoring on the part of the investor.

Borrowing and Leverage. The Fund may borrow up to one third of its total assets.  This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances.  These expenses will reduce the amount of any potential gains or increase any losses.

Hedging Risk.  Hedging is a strategy in which a Fund uses a derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Foreign Securities.  The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations.  This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (Eurodollar denominated obligations issued by foreign companies and traded on foreign markets).

Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers.  Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter American Development Bank.  In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers).  An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.  In addition, there

30

may be less information publicly available about a foreign company than about an U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Short Sales.  The Fund may seek to realize additional gains or hedge investments by selling a security short.  A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security.  To complete the short sale, the Fund must arrange through a broker to borrow the security in order to deliver it to the buyer.  The Fund is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender.  The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan.  To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold.  Until the short position is closed out, the Fund also will incur transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases.  The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security.  Until the Fund closes the short position, the Fund also must maintain a segregated account with its custodian consisting of cash or other high-grade liquid securities in an amount at least equal to (i) the greater of the current market value of the security sold short or the market value of the security at the time it was sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale).  The assets in the segregated account are marked to market daily.  The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the price of the security declines between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Fund may be required to pay in connection with the short sale.   There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

In addition to the risks described above, there is the risk that the Fund may not be able to engage in short sales under SEC regulations.  Under current SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick", "plus tick" or "zero

31

plus tick", except as otherwise permitted.  A security is trading at an "uptick" or "plus tick" if the last sale price for the security was at a higher price than the sale preceding it.  A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement between the Fund and the Adviser requires that the Adviser, in executing portfolio transactions and selecting brokers and dealers, seek the best overall terms available.  In this regard, the Adviser will seek the most favorable price (including the applicable brokerage commission or dealer spread), and execution for the transaction given the size and risk involved.  In placing executions and paying brokerage commissions or dealer mark-ups or other transaction costs, the Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, assistance with the placement of sales for the Fund and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff.  Under the Advisory Agreement, the Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services.

The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised.  In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained.  The advisory fee paid to the Adviser would not be reduced by reason of its receipt of such brokerage and research services.  To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio transactions the Adviser may be relieved of expenses which it might otherwise bear.  In addition, the Adviser may use such research in servicing its other fiduciary accounts and not all services received may be used by the Adviser in connection with its services to the Fund.  However, the Fund may also benefit from research services received by the Adviser in connection with transactions effected on behalf of other fiduciary accounts.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution.  In such event, the allocation will be made by the Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund.  In some instances, this procedure could adversely affect the Fund but the Adviser deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser

32

may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below.  Trustees that have an asterisk before their name are "interested persons" of the Trust as defined in the 1940 Act.

TRUSTEES AND OFFICERS

The Board of Trustees provide high level governance of the Fund’s activities as well as the administrative compliance.  The Board holds two meetings per year.  When necessary, the Board may conduct special meetings or informal conference calls to discuss special situations that may require action prior to the next regular meeting.

The Board regularly reviews the following: 1) overall Fund performance, 2) internal controls per compliance guidelines, 3) renewal or engaging contracts of, but not limited to, Advisor, Independent Auditor, Fund’s insurance, etc. 4) audit results and the associated remediation.

Currently, the Board consists of four members: David Chiueh, Alice Chen, Chao Cho Yeh, and Evelyn Kung.  David Chiueh is an “interested person” as defined in the 1940 Act.  The other three members are independent trustees.

The Trust does not have a "lead" independent trustee. The interested Chairman together  with an independent Audit Committee act as a team to provide the Board the necessary expertise to oversee the Trust, identify risks, address shareholder concerns and needs. Due to the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

The risks mutual funds face include investment risk, compliance risk and valuation risk. The  Board monitors and tracks risk by: receiving and reviewing quarterly reports related to the performance and operations of the Fund; periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; meeting with representatives of key service providers, including the Fund's investment adviser, administrator, and the independent registered public accounting firm, to discuss the activities of the Fund; The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and

33

monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave. East Hanover, New Jersey 07936 Year of Birth 1962	Trustee	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp., New Jersey	3	Alice N Chen Bing B Chen JTWROS
Chao Cho Yeh 349 Ridgedale Ave. East Hanover, New Jersey 07936 Year of Birth 1962	Trustee	Since September 2018/ Indefinite	President, Eunice Industry Corp., City of Industry, CA	3	N/A
Evelyn Kung 349 Ridgedale Ave. East Hanover, New Jersey 07936 Year of Birth 1957	Trustee	Since September 2018/ Indefinite	Active CPA Practitioner in New Jersey	3	N/A

COMMITTEES

The Board of Trustees may establish various committees to facilitate the timely and efficient consideration of matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee, an Audit Committee.

The Audit Committee is composed of two Independent Trustees. The Audit Committee meets once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee is generally responsible for overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process. Selecting and recommending to the full board of trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors.

Interested Trustee

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
*David Y.S. Chiueh 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1957	Trustee, Chairman of the Board and Chief Executive Officer since 1998, Chief Financial Officer	Since March 1998	Chief Executive Officer, Upright Financial Corporation (1990 to present) President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	3	Trustee of Better World Fund (Non-Profit Organization)

As of December 31, 2020, the Trustees owned the following amounts in the Fund and the Fund Complex:

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities In Fund Complex(1)
David Y.S. Chiueh	Less than $100,000	More than $1,000,000
Chao Cho Yeh	Less than $200,000	More than $2,000,000

 (1) The “Fund Complex” includes the Upright Growth Fund, Upright Growth & Income Fund, and Upright Assets Allocation Plus Fund.

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates.  It is anticipated that the Trustees of the Fund who are not "interested persons" of the Fund will receive compensation in the amount of $400.00 per meeting attended.

The following table sets forth the compensation of each current Trustee of the Fund for his or her services for the year ending December 31, 2019.

Name and Position	Aggregate compensation from the Fund	Pension or Retirement Benefits	Estimated Annual Benefits Upon Retirement From the Fund	Total Compensation From the Fund
David Chiueh	$0	$0	$0	$0
Alice Chen	$400	$0	$0	$400
Chao Cho Yeh	$400	$0	$0	$400
Evelyn Kung	$400	$0	$0	$400

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the 1940 Act and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund and the Adviser are subject to the Code of Ethics when investing in securities that may be purchased, sold or held by the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Upright Financial Corporation serves as the Fund's investment adviser (“Adviser”) and as the Fund's administrator (“Administrator”).  In addition to the services described in the Fund's prospectus, the Adviser and/or the Administrator will compensate all personnel, Officers and Trustees of the Trust if such persons are employees of the Adviser or are its affiliates.

Under the Advisory Agreement, Upright Financial Corporation determines which securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Chiueh will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Trust, the Adviser must, among other requirements, (i) render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, or employees of the Adviser. The Adviser has paid the initial organizational costs of the Fund.

For the services provided to the Fund by the Adviser, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.50% of the Fund's daily net assets.

The Board of Trustees of the Fund, including a majority of the Trustees who were not "interested persons" of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Independent Trustee"), approved the Advisory Agreement on June 21, 2019.  The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned.  The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereafter in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereafter.

Under the Administration Agreement, Upright Financial Corporation renders all administrative and supervisory services to the Fund. Upright Financial Corporation oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. Upright Financial Corporation also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. Upright Financial Corporation is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. Upright Financial Corporation has delegated some of its administrative and other responsibilities such as Transfer Agent to Mutual Shareholder Service, LLC ("MSS") and is responsible for paying all fees and expenses of MSS.

Under the Administration Agreement, Upright Financial Corporation assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary or non-recurring expenses. The Fund may also pay expenses it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act (none are authorized at present).

For the administrative services and facilities provided to the Fund, the Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.  Upright Growth & Income Fund remains its position of giving its administrative tasks to Upright Financial Corporation, a constant provider of administration services during both economically good and bad times. The fees Upright Financial Corporation charges are comparably lower than those of similar service providers.

The Adviser may act as an investment adviser and administrator to other persons, corporations (including investment companies), and may have numerous advisory clients besides the Fund.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Portfolio Manager Information

Mr. David Chiueh is the portfolio manager responsible for the day-to-day management of the Fund.  As of December 31, 2020, Mr. Chiueh was responsible for the management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$32,939,337	0	$0
Other Pooled Investment Vehicles	1	$7,374,062	0	$0
Other Accounts	43	$34,878,672	7	$21,957,122

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts.  Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby Mr. Chiueh could favor one account over another.  This conflict is exacerbated if Mr. Chiueh receives a performance fee with respect to the other account (see below).  Further, a potential conflict could include Mr. Chiueh's knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that Mr. Chiueh is favoring one investment vehicle over another.

Mr. Chiueh's compensation from the Adviser is not fixed.  Because he owns 100% of the Adviser, Mr. Chiueh's compensation is based upon the Adviser's net profitability.  Thus, Mr. Chiueh participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.

The Fund pays a fixed management fee of 1.50% of the Fund's daily net assets.  While other clients might pay performance fees to Upright Financial Corporation according to contractual policies, Upright Growth & Income Fund does not pay performance fees to UFC.

PRINCIPAL SECURITY HOLDERS AND CONTROL PERSON

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of December 31, 2020, no shareholders were considered to be either a control person or principal shareholder of the Fund.

Name & Address	Type of Ownership	Percent
Y Huang Taipei, Taiwan	Record	33.47%
Upright Financial Corp East Hanover, NJ	Record	15.21%
C Y Retirement Trust Morris Plains, NJ	Record	14.24%
Apex Clearing Corp. Dallas, TX	Record	8.00%
P Yeh Morris Plains, NJ	Record	7.77%
R Yeh Morris Plains, NJ	Record	6.81%
Y Chiueh East Hanover, NJ	Record	5.05%

Management Ownership

As of December 31, 2020, all officers and trustees as a group owned 20.11% of the outstanding shares of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents are the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.  This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Additionally, the Fund has an ongoing arrangement to release portfolio holdings to Lipper Analytical Services, Inc. in order for Lipper to assign a rating or ranking to the Fund.  In those instances, portfolio holdings will be supplied no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-Q with the SEC.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Trust’s Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review the arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

TAXES AND DISTRIBUTIONS

The following is a general summary of certain U.S. federal income tax consequences for U.S. shareholders who hold their shares as capital assets.  Each investor should consult a tax advisor regarding the effect of federal, state and local taxes on an investment in the Fund.

Taxation of the Fund.  The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code").  To qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

If the Fund qualifies as a regulated investment company and distributes at least 98% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed.  However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation of the Shareholder.  Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received.  However, dividends declared in October, November and December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares.  Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution.  The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  If a shareholder receives a distribution taxable as long-term capital gain and redeems shares which he has not held for more than six months, any loss on the redemption (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain previously recognized.

Dividends.  A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends.  Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%.  The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.  A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation.  Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions.  Short-term capital gains are distributed as dividend income.  The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

For taxable years beginning on or before December 31, 2015, the Fund may designate certain dividend distributions to shareholders as "qualified dividend income" taxable at a maximum U.S. federal income tax rate of 15%.  Individual shareholders that satisfy certain minimum holding period requirements may be eligible to treat a portion of the Fund's ordinary income dividends as "qualified dividend income," to the extent properly designated as such by the Fund.

Capital Gain Distributions.  Long-term capital gains earned by the Fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares.  If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.  Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

DESCRIPTION OF THE TRUST

Organization.   Upright Growth and Income Fund is a diversified series of Upright Investments Trust, an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on March 4, 1998, and the Fund commenced operations on June 12, 2017.  The Trust was established under the laws of Delaware by Declaration of Trust (the “Trust Agreement”) that consists of three series. The Trust Agreement provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets. The Trustees will issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund has one class of shares, and does not issue share certificates. The Trust keeps and maintains each series records that are separate and distinct from any and all other series’ records on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents assets that are separate and distinct from any and all other series’ assets, and is entitled to such dividends and distributions out of income belonging to the applicable class of the series as are declared by the Trustees. The debts, liabilities and obligations incurred, contracted for or otherwise existing with respect to a series shall be enforceable against the assets of that series only, and not against the assets of the Trust generally or any other series.

Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy and Sell Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see “Determination of Share Price” in the Prospectus.

Voting Rights.  The Fund's capital consists of shares of beneficial interest.  As a shareholder, you receive one vote for whole share that you own and a proportionate fractional vote for each fractional share.  There is no cumulative voting on the election of Trustees.  The shares have no preemptive or conversion rights; the voting and dividend rights and the rights of redemption are described in the Prospectus.  Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above.  Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust including for the purpose of voting on the removal of one or more Trustees.

Custodian.  U.S. Bank N.A., 1555 N. Rivercenter Drive, Milwaukee, Wisconsin 53212, is custodian of the Fund's investments.  The custodian acts as the Fund's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant.  Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, acts as the Fund's transfer agent.  MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.

Independent Registered Public Accounting Firm. Boyle CPA, LLC, 361 Hopedale Drive SE, Bayville, NJ 08721 serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements of the Fund.

Financial Statements.  The Fund's financial statements and independent auditor’s report required to be included in this Statement of Additional Information, are incorporated herein by reference to the Trust's Annual report to shareholders for each fiscal year dated September 30 and the Semi-Annual report to shareholders dated March 31. You can obtain copies of the annual and semi-annual reports without charge by writing to the Fund or calling the Fund collect at 1-973-533-1818.

Proxy Voting Policies and Procedures.

No votes have been cast on securities by the Fund during the reporting period. However, if a fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures stated below.

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.

The Adviser’s proxy voting policies and procedures generally provide that the Adviser will monitor corporate events and vote proxies in a manner consistent with the best interests of Fund shareholders.  The Adviser will generally vote with management on routine matters such as approval of auditors and re-election of directors and has adopted proxy voting guidelines that may be employed when considering how to vote on certain non-routine matters such as stock options, mergers and acquisitions and authorization of new shares of stock.  The Fund’s proxy voting policies are summarized below.

●

Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little or no discretion on the Adviser’s part;

●

Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

The adviser will pay particular attention to the following areas.

●

Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders;

●

The management and board of directors share goals and mutual interest in the benefit of the company's shareholders;

Proxy Voting Record.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling collect, 1-973-533-1818, or by accessing the SEC's website at www.sec.gov.  In addition, a copy of the Funds' proxy voting policies and procedures are also available by calling collect 1-973-533-1818 and a copy will be sent within three business days of receipt of a request.

34

Upright Investments Trust

Part C.   OTHER INFORMATION

Item 23.  Exhibits

(a)

Declaration of Trust dated March 4, 1998 is incorporated by reference to Exhibit (b)(1) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(b)

Bylaws dated March 4, 1998 are incorporated by reference to Exhibit (b)(2) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(c)

Instruments Defining Rights of Security Holders - None, other than Declaration of Trust.

(d)

Advisory Agreement dated as of February 29, 2000 between the Registrant and Upright Financial Corporation is incorporated by reference to Exhibit 23(d) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 6, 2000.

(e)

Underwriting Agreement  - None

(f)

Bonus or Profit Sharing Contracts - None

(g)

Custody Servicing Agreement dated as of 3/30, 2004 between the Registrant and US Bank is incorporated by reference to Exhibit 23(g) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

(h)

Other Material Contracts – None.

(i)

Opinion and Consent of Counsel (to be filed by subsequent amendment)

(j)

Omitted Financial Statements - None

(k)

Investment Letter of Initial Shareholder is incorporated by reference to Exhibit (b)(8) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 1998.

(l)

Rule 12b-1 Plan - None

(m)

Rule 18f-3 Plan - None

(n)

Reserved

(o)

Code of Ethics for Upright Investments Trust and Upright Financial Corporation is incorporated by reference to Exhibit 23(p) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

None (unless David Chiueh owns 25% or more of the Fund)

Item 25.  Indemnification.

Under section  3817(a) of the Delaware  Business Trust Act, a Delaware business  trust  has the  power to  indemnify  and hold  harmless  any trustee, beneficial owner or other person from and against any and all claims and demands  whatsoever.

Section 8.2 of the Declaration of Trust filed herein provides for indemnification of the Registrant's trustees and officers under certain circumstances.

Insofar as indemnification for liability arising under the Act may be permitted to  trustees,  officers  and  controlling  persons of the  Registrant pursuant to the foregoing  provisions,  or otherwise,  the  Registrant  has been advised  that in the opinion of the  Securities  and  Exchange  Commission  such indemnification  is  against  public  policy  as  expressed  in the  Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or  controlling  person of the  Registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such trustee,  officer or controlling  person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

All of the information required by this item is set forth in the Form ADV, as amended, of Upright Financial Corporation (File No.  801-38340).  The following sections of Form ADV are incorporated herein by reference:

(a)

Items 1 and 2 of Part II

         (b)  Section 6, Business Background, of each Schedule D.

Item 27.  Principal Underwriter

None

Item 28.  Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 are maintained at the office of the Registrant and the Administrator at 349 Ridgedale Ave., East Hanover, NJ 07936, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank, 1555 N. Rivercenter Drive, Milwaukee, WI 53212.  All books and records required are to be maintained by the Transfer Agent and are held at Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Item 29.  Management Services

None

Item 30.  Undertakings.

Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors. Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover and the state of New Jersey on March 4, 2021.

Upright Investments Trust

By:  /s/  David Y.S. Chiueh

David Y.S. Chiueh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Date
/s/ David Y.S. Chiueh March 4, 2021
President, CFO and Trustee
/s/ Alice Chen March 4, 2021
Trustee
/s/ Chao Cho Yeh March 4, 2021
Trustee
/s/ Evelyn Kung March 4, 2021
Trustee

36